UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2021

AMT-Free    •    National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

September 30, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the opening month of the 12-month period starting October 1, 2020, municipal bond prices fell and yields rose, driven in part by investor uncertainty ahead of the U.S. presidential election and Congress’ failure to pass a second COVID-19 pandemic stimulus bill — $400-$500 billion of which had been projected for state and local government assistance.

In November 2020, however, the municipal market reversed course, beginning a rally that would last through mid-February 2021. Joe Biden’s presidential victory eased the political uncertainties that had dogged investment markets through much of the fall. The announcement that two coronavirus vaccine candidates had proven more than 90% effective in late-stage trials buoyed the markets as well. In December, the beginning of the COVID-19 vaccination process and Congress’ passage of a fiscal stimulus bill added more fuel to the bond rally.

From mid-February through June 2021, however, bonds reversed course again. Municipal and Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by a new, larger federal stimulus bill and accelerating progress on vaccinating the U.S. population. In late spring and early summer, higher than expected year-over-year inflation numbers also raised investor concerns and put further upward pressure on interest rates.

By July, however, the emergence of a more contagious Delta variant of COVID-19 and breakthrough cases in vaccinated people threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as safe-haven assets, leading bond prices to rise and interest rates to fall in July.

In the final months of the period, bond prices declined once again. A combination of wage inflation and anticipation that the U.S. Federal Reserve (the Fed) would begin tapering its monthly bond purchases — which had bolstered the economy and helped hold rates down through most of the pandemic — conspired to push municipal rates modestly higher. The Fed’s acknowledgement after its September meeting that tapering could begin as early as November put further upward pressure on municipal and Treasury interest rates as the period came to a close.

Nonetheless, demand for municipal bonds remained strong amid concerns over rising taxes for high-income earners under new legislation proposed by the Biden administration.

For the period as a whole, interest rates rose across the municipal bond yield curve, but less at the long — 30-year — end of the curve. As a result, the curve flattened. Throughout the curve, however, rates remained near historic lows. The Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, returned 2.63% for the period. Municipal bonds outperformed U.S. Treasurys, as Treasury interest rates in every part of the curve rose significantly more than municipal rates. Reflecting investors’ general optimism about an economic rebound and their search for yield in a low-yield environment, high-yield municipal bonds outperformed investment-grade municipal bonds during the period.

Fund Performance

For the 12-month period ended September 30, 2021, Eaton Vance AMT-Free Municipal Income Fund Class A shares at net asset value (NAV) and Eaton Vance National Municipal Income Fund Class A shares at NAV both outperformed their common benchmark, the Index, which returned 2.63%.

In pursuing its objective, each Fund normally acquires municipal obligations with maturities of 10 years or more.

The Funds may seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds. Leveraged investments have the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. Although municipal bond prices generally declined during the period due to rising interest rates, the use of leverage generated additional tax-exempt bond income for both Funds and, thus, enhanced their performance relative to the Index, which does not employ leverage.

Fund-Specific Results

Eaton Vance AMT-Free Municipal Income Fund returned 3.14% for Class A shares at NAV, outperforming the 2.63% return of the Index during the period.

Contributors to Fund performance versus the Index included security selections and an overweight position relative to the Index in the health care sector, which was the best-performing sector within the Index during the period. Fund performance was also supported by an overweight position in BBB rated bonds during a period when lower rated BBB bonds outperformed higher rated AAA and AA bonds. In addition, an overweight position in bonds with 12-22 years remaining to maturity helped returns during a period when longer maturity bonds generally outperformed shorter-maturity bonds.

In contrast, detractors from returns relative to the Index included an overweight position in prerefunded, or escrowed, bonds; security selections in zero-coupon bonds, which were the best-performing coupon structure within the Index during the period; and an underweight position in bonds with more than 22 years remaining to maturity.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2021

Management’s Discussion of Fund Performance1 — continued

Eaton Vance National Municipal Income Fund returned 2.99% for Class A shares at NAV, outperforming the 2.63% return of the Index during the period.

Contributors to performance relative to the Index included an overweight position in the transportation sector, which was the second-best performing sector within the Index during the period; security selection and an overweight position in bonds rated BBB and below, including nonrated issues; and the Fund’s allocation to taxable municipal bonds, which were not represented within the Index.

Detractors from performance versus the Index included an underweight position in the health care sector, an overweight position in AAA rated bonds, and security selections in the education sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	01/06/1998	03/16/1978	3.14%	3.12%	4.50%
Class A with 4.75% Maximum Sales Charge	—	—	–1.74	2.12	4.00
Class C at NAV	05/02/2006	03/16/1978	2.38	2.35	3.73
Class C with 1% Maximum Sales Charge	—	—	1.38	2.35	3.73
Class I at NAV	03/16/1978	03/16/1978	3.36	3.38	4.77

Bloomberg Municipal Bond Index	—	—	2.63%	3.26%	3.86%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.92%	1.67%	0.67%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.59%	1.83%	2.84%
Taxable-Equivalent Distribution Rate			4.37	3.09	4.80
SEC 30-day Yield			0.64	–0.08	0.92
Taxable-Equivalent SEC 30-day Yield			1.07	–0.14	1.55

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					5.05%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$14,428	N.A.
Class I	$250,000	09/30/2011	$398,519	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

National Municipal Income Fund

September 30, 2021

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/05/1994	12/19/1985	2.99%	3.45%	4.84%
Class A with 4.75% Maximum Sales Charge	—	—	–1.90	2.45	4.33
Class C at NAV	12/03/1993	12/19/1985	2.22	2.69	4.07
Class C with 1% Maximum Sales Charge	—	—	1.22	2.69	4.07
Class I at NAV	07/01/1999	12/19/1985	3.24	3.71	5.10

Bloomberg Municipal Bond Index	—	—	2.63%	3.26%	3.86%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.69%	1.44%	0.44%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.11%	1.35%	2.36%
Taxable-Equivalent Distribution Rate			3.56	2.28	3.98
SEC 30-day Yield			0.76	0.05	1.04
Taxable-Equivalent SEC 30-day Yield			1.28	0.08	1.76

% Total Leverage[6]

RIB Financing					2.54%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$14,902	N.A.
Class I	$250,000	09/30/2011	$411,445	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

National Municipal Income Fund

September 30, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Municipal Income Funds

September 30, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with

Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Important Notice to Shareholders

Effective October 1, 2021, Cynthia J. Clemson and Julie P. Callahan are the portfolio managers of the AMT-Free Municipal Income Fund, and Craig R. Brandon and Christopher J. Eustance are the portfolio managers of the National Municipal Income Fund.

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

8

Eaton Vance

Municipal Income Funds

September 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.80	$4.04	0.80%
Class C	$1,000.00	$1,012.00	$7.82	1.55%
Class I	$1,000.00	$1,017.80	$2.78	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05	0.80%
Class C	$1,000.00	$1,017.30	$7.84	1.55%
Class I	$1,000.00	$1,022.30	$2.79	0.55%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

9

Eaton Vance

Municipal Income Funds

September 30, 2021

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.50	$3.12	0.62%
Class C	$1,000.00	$1,006.70	$6.89	1.37%
Class I	$1,000.00	$1,011.70	$1.87	0.37%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.14	0.62%
Class C	$1,000.00	$1,018.20	$6.93	1.37%
Class I	$1,000.00	$1,023.20	$1.88	0.37%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

10

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000’s omitted)	Value

Housing — 0.3%

Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,085	$1,253,151

Total Tax-Exempt Mortgage-Backed Securities — 0.3% (identified cost $1,227,735)		$1,253,151

Tax-Exempt Municipal Obligations — 105.2%
Security	Principal Amount (000’s omitted)	Value

Education — 5.4%

Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/41(1)	$245	$268,716

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/38	315	373,297

4.00%, 7/1/39	380	449,160

4.00%, 7/1/42	860	1,008,720

5.00%, 7/1/32	175	227,064

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,836,000

Connecticut Health and Educational Facilities Authority, (Sacred Heart University):

4.00%, 7/1/45	875	993,598

5.00%, 7/1/40	900	1,127,421

District of Columbia, (KIPP DC):

4.00%, 7/1/39	100	113,082

4.00%, 7/1/44	100	111,639

4.00%, 7/1/49	135	149,637

Erie Higher Education Building Authority, PA, (Gannon University):

5.00%, 5/1/22	100	102,504

5.00%, 5/1/24	120	132,449

5.00%, 5/1/26	125	146,191

5.00%, 5/1/30	390	491,989

Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	212,864

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,131,762

Pima County Community College District, AZ, 5.00%, 7/1/35	725	894,186

University of California, 5.25%, 5/15/35	3,555	4,000,157

		$18,770,436

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 3.6%

Delaware Municipal Electric Corp., (Beasley Power Station):

4.00%, 7/1/35	$310	$372,685

5.00%, 7/1/32	470	617,773

5.00%, 7/1/33	400	522,608

5.00%, 7/1/34	440	572,779

Florida Municipal Power Agency, 3.00%, 10/1/33	1,750	1,907,570

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,239,160

New York Power Authority:

4.00%, 11/15/45	2,285	2,670,388

4.00%, 11/15/50	715	830,480

Northern Municipal Power Agency, MN:

5.00%, 1/1/31	200	238,292

5.00%, 1/1/35	170	201,455

5.00%, 1/1/36	160	188,934

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,193,330

		$12,555,454

Escrowed / Prerefunded — 5.7%

Foothill-De Anza Community College District, CA:

Prerefunded to 8/1/24, 5.00%, 8/1/34	$1,150	$1,304,019

Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,304,019

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,246,312

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,170,650

North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,748,028

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,070,796

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,998,560

West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,145,020

		$19,987,404

General Obligations — 17.5%

California:

4.00%, 10/1/37	$1,000	$1,205,830

5.00%, 4/1/35	2,125	2,359,430

5.25%, 10/1/29	560	560,874

5.25%, 10/1/32	3,480	3,485,429

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/41	1,000	1,091,090

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Chandler Unified School District No. 80, AZ:

4.00%, 7/1/32	$450	$551,502

4.00%, 7/1/33	1,000	1,221,420

Chicago Board of Education, IL:

5.00%, 12/1/21	230	231,691

5.00%, 12/1/42	260	270,067

5.00%, 12/1/44	1,405	1,657,422

Chicago, IL:

5.00%, 1/1/39	1,400	1,684,200

5.00%, 1/1/44	1,490	1,774,530

District of Columbia, 5.00%, 6/1/37(2)	7,000	8,502,760

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,143,090

Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	602,992

Illinois:

4.00%, 6/1/33	1,000	1,102,900

4.00%, 11/1/40	1,000	1,124,610

5.00%, 5/1/35	2,000	2,183,480

5.50%, 5/1/39	205	259,376

5.75%, 5/1/45	210	265,967

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,921,470

Lane Community College, OR, 4.00%, 6/15/37	5,345	6,383,266

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,454,400

New York, NY, 4.00%, 8/1/42(2)	7,000	8,103,550

Prince George’s County, MD, 4.00%, 7/1/32	1,000	1,252,940

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,207,410

Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,259,859

Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,392,677

University of Connecticut, 5.00%, 2/15/32	650	716,443

Washington, 5.00%, 6/1/38	710	906,989

Will County, IL, Green Bonds:

4.00%, 11/15/32	750	903,322

4.00%, 11/15/33	535	642,091

		$61,423,077

Hospital — 12.4%

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/49	$2,000	$2,294,260

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	1,720	1,860,558

5.00%, 7/1/37	2,300	2,486,277

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,399,270

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	$1,250	$1,440,150

Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	4,200	4,431,672

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,304,020

Delaware Health Facilities Authority, (Beebe Medical Center):

5.00%, 6/1/36	3,730	4,509,123

5.00%, 6/1/37	1,000	1,205,910

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	580,460

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,393,605

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,570,450

Mobile Infirmary Health System Special Care Facilities Financing Authority, AL, (Infirmary Health System, Inc.), 3.00%, 2/1/46	1,000	1,030,280

Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 4.00%, 6/1/39	1,070	1,260,610

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,901,850

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

5.00%, 8/15/23(3)	500	527,570

5.00%, 8/15/24(3)	550	602,256

5.00%, 8/15/25(3)	500	565,655

5.00%, 8/15/26(3)	600	698,256

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	5,000	5,477,600

		$43,539,832

Housing — 1.0%

Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$1,257,387

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):

5.00%, 7/1/37	500	593,800

5.00%, 7/1/42	1,250	1,472,425

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	285	285,000

		$3,608,612

Insured – Education — 1.0%

Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,208,685

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,228,747

		$3,437,432

Insured – Electric Utilities — 1.8%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,535,439

Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,155,730

Texas Municipal Power Agency, (AGM), 2.00%, 9/1/33	2,790	2,761,235

		$6,452,404

Insured – Escrowed / Prerefunded — 1.4%

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$4,999,472

		$4,999,472

Insured – General Obligations — 2.4%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$161,223

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	572,958

McCook, IL:

(AGM), 4.00%, 12/1/29	240	282,826

(AGM), 4.00%, 12/1/30	200	234,216

(AGM), 4.00%, 12/1/33	500	580,130

(AGM), 4.00%, 12/1/34	190	219,872

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,698,990

Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,005	1,190,995

Santa Rosa High School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,135	1,346,893

Yonkers, NY:

(AGM), 4.00%, 2/15/35	800	957,416

(AGM), 5.00%, 2/15/31	810	1,068,746

		$8,314,265

Insured – Housing — 0.1%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 3.00%, 5/15/51	$90	$93,957

(BAM), 4.00%, 5/15/46	90	104,326

		$198,283

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 2.1%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,268,719

		$7,268,719

Insured – Other Revenue — 2.0%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,468,226

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	555	599,539

		$7,067,765

Insured – Special Tax Revenue — 3.4%

Massachusetts, Dedicated Tax Revenue:

(NPFG), 5.50%, 1/1/27	$6,000	$7,390,620

(NPFG), 5.50%, 1/1/30	2,565	3,375,514

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,283,205

		$12,049,339

Insured – Transportation — 7.4%

Chicago, IL, (O’Hare International Airport):

(AGM), 5.00%, 1/1/28	$1,000	$1,056,790

(AGM), 5.125%, 1/1/31	1,000	1,058,340

(AGM), 5.25%, 1/1/32	785	832,014

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,415,108

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	1,195	1,370,641

(AGM), 5.00%, 11/15/41	1,500	1,868,475

(AGM), 5.00%, 11/15/44	1,675	2,041,456

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,391,080

		$26,033,904

Insured – Water and Sewer — 0.7%

Michigan Finance Authority, (Detroit Water and Sewerage Department):

(AGM), 5.00%, 7/1/32	$655	$734,419

(AGM), 5.00%, 7/1/33	565	633,179

(AGM), 5.00%, 7/1/35	280	313,216

(AGM), 5.00%, 7/1/37	565	630,879

		$2,311,693

Lease Revenue / Certificates of Participation — 3.0%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,155	$1,297,770

13	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/34	$500	$591,750

4.00%, 6/15/35	400	472,348

4.00%, 6/15/38	600	700,944

4.00%, 6/15/39	650	757,568

4.00%, 6/15/40	700	814,597

4.00%, 6/15/46	315	361,390

5.00%, 6/15/37	3,000	3,704,940

Palm Beach County, FL, Public Improvement Revenue, 4.00%, 12/1/38	1,430	1,733,289

		$10,434,596

Other Revenue — 0.4%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$216,000

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,085,189

		$1,301,189

Senior Living / Life Care — 5.0%

California Public Finance Authority, (Enso Village), Green Bonds:

2.375%, 11/15/28(1)	$140	$141,564

5.00%, 11/15/36(1)	140	164,447

Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	1,248,958

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(1)	265	277,839

5.625%, 7/1/46(1)	360	380,509

5.75%, 7/1/54(1)	775	821,027

New Hope Cultural Education Facilities Finance Corp., TX, (Westminster):

4.00%, 11/1/49	535	602,212

4.00%, 11/1/55	750	840,098

North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/41(3)	840	949,015

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):

7.25%, 6/1/39	570	600,039

7.50%, 6/1/49	2,690	2,833,727

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,869,626

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

4.00%, 12/1/38(3)	445	492,508

4.00%, 12/1/46(3)	415	449,955

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe): (continued)

4.00%, 12/1/56(3)	$355	$379,126

6.00%, 12/1/32	160	161,462

6.25%, 12/1/42	660	666,290

Washington Housing Finance Commission, (Horizon House):

5.00%, 1/1/32(1)	1,575	1,821,740

5.00%, 1/1/38(1)	2,325	2,670,541

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	245	280,660

		$17,651,343

Special Tax Revenue — 5.7%

Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$4,158,665

Illinois, Sales Tax Revenue, 4.00%, 6/15/33	250	297,998

Jacksonville, FL, Special Revenue, 4.00%, 10/1/41	1,640	1,950,304

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,343,892

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	131,460

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/38	2,490	2,922,189

4.00%, 5/1/41	3,325	3,850,782

New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/36	1,500	1,788,180

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	2,065	2,462,802

Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/38	1,000	1,181,760

		$20,088,032

Transportation — 16.3%

Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,901,571

Charlotte, NC, (Charlotte Douglas International Airport):

4.00%, 7/1/35	1,500	1,822,800

4.00%, 7/1/36	1,790	2,165,560

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	2,500	2,946,075

4.00%, 1/1/36	2,750	3,225,557

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

5.25%, 11/1/30	1,100	1,210,594

5.25%, 11/1/31	1,455	1,600,646

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,186,834

14	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Memphis-Shelby County Airport Authority, TN:

4.00%, 7/1/37	$500	$590,880

4.00%, 7/1/38	375	442,065

4.00%, 7/1/39	500	587,900

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	3,000,250

Miami-Dade County, FL, Seaport Revenue, 4.00%, 10/1/43	2,000	2,343,580

New Jersey Transportation Trust Fund Authority, (Transportation Program):

3.00%, 6/15/50	120	123,304

4.00%, 6/15/39	2,750	3,205,097

4.00%, 6/15/40	1,665	1,937,577

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,854,617

New York Thruway Authority:

5.00%, 1/1/38	2,000	2,522,820

5.00%, 1/1/46	875	1,011,395

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/40	3,000	3,433,620

4.00%, 12/1/41	2,900	3,284,279

North Texas Tollway Authority, 4.00%, 1/1/39	2,530	2,991,067

Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,861,700

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,895,448

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	275	318,665

4.00%, 12/31/38	510	589,596

4.00%, 12/31/39	265	305,609

5.00%, 12/31/35	355	445,035

Texas Transportation Commission, 0.00%, 8/1/40	1,000	482,970

		$57,287,111

Water and Sewer — 6.9%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(2)	$6,990	$8,618,320

Carroll County Water Authority, GA, 4.00%, 7/1/31	345	428,594

Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,306,860

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,669,676

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/41	4,000	4,670,240

5.00%, 6/15/48	4,400	5,277,580

Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	1,000	1,198,890

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	$1,000	$1,189,990

		$24,360,150

Total Tax-Exempt Municipal Obligations — 105.2% (identified cost $343,801,486)		$369,140,512

Total Investments — 105.5% (identified cost $345,029,221)		$370,393,663

Other Assets, Less Liabilities — (5.5)%		$(19,394,765)

Net Assets — 100.0%		$350,998,898

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	15.8%

California	12.7%

Others, representing less than 10% individually	77.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 14.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $6,827,043 or 1.9% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	When-issued/delayed delivery security.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments

Corporate Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value

Education — 0.3%

Chapman University:

1.371%, 4/1/26	$4,425	$4,399,448

1.56%, 4/1/27	4,995	4,955,163

1.867%, 4/1/29	5,160	5,110,113

		$14,464,724

Hospital — 0.2%

Tower Health, 4.451%, 2/1/50	$8,870	$7,959,317

		$7,959,317

Other Revenue — 0.1%

YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$2,600,590

		$2,600,590

Total Corporate Bonds — 0.6% (identified cost $25,068,668)		$25,024,631

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.7%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,539,800

Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/32	11,480	14,085,730

Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,031,280

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	11,890	15,029,673

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	30,000	38,526,300

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	11,145	14,403,687

Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,643,020

		$110,259,490

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Security	Principal Amount (000’s omitted)	Value

Education — 6.7%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,126,696

Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	600	654,228

Build NYC Resource Corp., NY, (New World Preparatory Charter School):

4.00%, 6/15/51	400	431,676

4.00%, 6/15/56	300	322,452

California State University, 3.00%, 11/1/38	600	655,566

Connecticut Health and Educational Facilities Authority, (Trinity College):

4.00%, 6/1/39	1,695	2,023,135

4.00%, 6/1/40	1,760	2,095,491

5.00%, 6/1/37	400	522,296

5.00%, 6/1/38	500	651,090

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,205,800

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,705,910

Douglas County, NE, (Creighton University), 4.00%, 7/1/46	6,500	7,666,945

Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/41	460	525,122

Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	425,728

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,637,201

Georgia Private Colleges and Universities Authority, (Mercer University):

5.00%, 10/1/27	535	656,996

5.00%, 10/1/28	470	590,010

Kentucky Bond Development Corp., (Centre College):

3.00%, 6/1/39	285	306,649

3.00%, 6/1/41	380	406,630

4.00%, 6/1/40	210	246,819

Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/41	650	749,340

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):

5.00%, 10/1/22	500	523,265

5.00%, 10/1/23	500	546,170

5.00%, 10/1/24	500	567,045

Maryland Health and Higher Educational Facilities Authority, (Stevenson University):

4.00%, 6/1/36	400	467,316

4.00%, 6/1/38	500	581,160

4.00%, 6/1/40	500	577,685

4.00%, 6/1/46	1,000	1,135,550

5.00%, 6/1/28	200	246,144

5.00%, 6/1/30	350	444,969

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	$18,855	$22,524,749

Michigan Building Authority, 4.00%, 10/15/40	6,900	8,283,933

Michigan State University, 5.00%, 2/15/31	1,200	1,519,884

New Jersey Educational Facilities Authority, (Princeton University):

5.00%, 3/1/31	5,765	7,764,302

5.00%, 3/1/32	6,730	9,032,939

5.00%, 7/1/33	4,370	5,367,409

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,310	22,718,499

New York Dormitory Authority, (New York University), 4.00%, 7/1/40	7,000	8,394,540

New York Dormitory Authority, (Rockefeller University):

5.00%, 7/1/35	2,750	3,537,957

5.00%, 7/1/53	15,000	19,042,650

Purdue University, IN:

5.00%, 7/1/31	1,000	1,317,490

5.00%, 7/1/35	685	891,493

5.00%, 7/1/36	1,500	1,945,905

San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/51	3,500	3,920,735

Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/49	6,000	7,075,500

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,570,440

University of California:

5.25%, 5/15/36	5,720	6,429,852

5.25%, 5/15/37	13,000	14,602,380

5.25%, 5/15/38	7,700	8,640,555

University of Nebraska Facilities Corp., 5.00%, 7/15/31	725	979,221

University of Virginia:

5.00%, 4/1/38	13,205	15,948,867

5.00%, 4/1/39	40,970	49,399,987

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/36	1,000	1,179,620

		$267,783,991

Electric Utilities — 4.6%

Energy Northwest, WA, 4.00%, 7/1/42	$7,735	$9,235,203

Los Angeles Department of Water & Power, CA, Power System Revenue:

5.00%, 7/1/38	6,130	7,778,970

5.00%, 7/1/42	1,870	2,250,134

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,838,790

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

New Smyrna Beach Utilities Commission, FL:

4.00%, 10/1/41	$435	$513,391

4.00%, 10/1/42	300	352,833

New York Power Authority, 4.00%, 11/15/55	21,475	24,834,120

Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,284,961

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,836,748

Sacramento Municipal Utility District, CA:

5.00%, 8/15/35	1,000	1,311,980

5.00%, 8/15/37	8,800	11,493,064

5.00%, 8/15/38	11,000	14,331,240

Green Bonds, 4.00%, 8/15/40	6,200	7,427,910

San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,454,520

Utility Debt Securitization Authority, NY:

5.00%, 12/15/30(3)	22,500	24,834,375

5.00%, 12/15/31(3)	27,500	30,346,525

5.00%, 12/15/33	10,000	11,802,800

5.00%, 12/15/40	13,260	16,336,320

		$186,263,884

Escrowed / Prerefunded — 2.7%

Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$2,340	$3,009,006

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	23,355,225

Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,382,535

New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	11,291,100

Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(3)	37,000	39,797,200

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	10,483,144

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,438,100

University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,535,902

		$108,292,212

General Obligations — 20.1%

Anaheim Union High School District, CA, (Election of 2014):

4.00%, 8/1/30	$2,070	$2,413,516

4.00%, 8/1/31	2,295	2,661,948

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	$2,500	$2,944,500

Belmont, MA, 4.00%, 3/15/32	3,030	3,589,217

Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	10,355	12,717,493

California:

0.48%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	15,034,200

4.00%, 3/1/38	8,425	10,001,486

4.00%, 10/1/41	5,000	5,955,800

5.00%, 9/1/27	500	623,235

5.00%, 9/1/28	1,500	1,910,580

5.00%, 9/1/29	1,500	1,951,560

5.00%, 3/1/35	23,410	30,100,812

5.00%, 3/1/35	5,000	6,429,050

Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	12,647,400

Chester County, PA:

4.00%, 7/15/39	400	468,848

4.00%, 7/15/40	500	584,965

Chicago Board of Education, IL:

5.00%, 12/1/21	1,980	1,994,553

5.00%, 12/1/22	400	420,872

5.00%, 12/1/30	1,435	1,830,615

5.00%, 12/1/42	2,770	2,877,254

5.00%, 12/1/44	15,110	17,824,663

Chicago, IL:

5.00%, 1/1/39	2,100	2,526,300

5.00%, 1/1/40	1,500	1,801,215

Clackamas Community College District, OR:

5.00%, 6/15/38	760	919,433

5.00%, 6/15/39	1,000	1,207,670

5.00%, 6/15/40	1,250	1,507,362

Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,193,900

Collin County, TX, 4.00%, 2/15/36	5,705	6,705,086

Connecticut:

3.00%, 1/15/33	7,000	7,822,920

4.00%, 1/15/37	15,000	17,643,300

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,326,482

District of Columbia:

5.00%, 10/15/30	4,000	5,139,440

5.00%, 10/15/32	10,000	12,762,600

Eagle Mountain-Saginaw Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/34	2,700	3,275,316

4.00%, 8/15/35	1,150	1,391,213

4.00%, 8/15/36	1,350	1,626,831

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Forney Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	$500	$561,090

Garden City Public Schools, MI:

4.00%, 5/1/43	1,560	1,832,064

5.00%, 5/1/35	1,060	1,353,472

5.00%, 5/1/46	3,505	4,424,992

Glendale Community College District, CA, (Election of 2016), 4.00%, 8/1/50	14,950	17,324,359

Hall County School District, GA, 4.00%, 2/1/38	1,500	1,820,610

Hawaii, 5.00%, 1/1/34	13,700	16,901,827

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,127,164

Hermiston School District No. 8R, OR:

0.00%, 6/15/42	6,475	3,583,524

0.00%, 6/15/45	4,595	2,250,907

Hillsboro School District No. 1J, OR:

4.00%, 6/15/39	5,500	6,550,060

4.00%, 6/15/40	2,500	2,970,800

Howard County, MD:

4.00%, 8/15/35	2,065	2,517,297

4.00%, 8/15/36	6,610	8,014,228

4.00%, 8/15/37	5,000	6,043,700

4.00%, 8/15/38	1,245	1,499,964

Hudsonville Public Schools, MI:

4.00%, 5/1/37	1,500	1,787,565

4.00%, 5/1/39	1,060	1,256,948

4.00%, 5/1/44	1,975	2,314,246

Illinois:

5.00%, 2/1/24	10,705	11,814,359

5.00%, 11/1/24	11,295	12,795,767

5.00%, 2/1/27	18,500	20,268,415

5.00%, 2/1/29	15,000	17,721,300

5.00%, 5/1/39	10,000	10,876,300

5.25%, 7/1/30	6,150	6,588,741

5.50%, 5/1/39	870	1,100,768

5.75%, 5/1/45	890	1,127,194

Johnson County, KS, 3.00%, 9/1/30	1,620	1,862,595

Kane, Cook and DuPage Counties School District No. 46, IL:

5.00%, 1/1/29	1,920	2,114,381

5.00%, 1/1/30	4,105	4,520,590

Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,126,900

Lodi Unified School District, CA, (Election of 2016):

4.00%, 8/1/36	1,250	1,445,675

4.00%, 8/1/39	2,935	3,375,338

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Massachusetts:

5.00%, 7/1/35	$10,000	$11,583,300

5.00%, 3/1/37	10,900	12,061,940

Memphis, TN, 4.00%, 5/1/46	1,305	1,545,420

Minnesota, 4.00%, 9/1/39	15,000	18,339,000

Mississippi, 4.00%, 6/1/33	1,000	1,225,280

New Jersey:

3.00%, 6/1/32	12,500	14,061,875

5.00%, 6/1/25	5,000	5,804,600

5.00%, 6/1/27	4,000	4,909,000

5.00%, 6/1/29	3,000	3,842,130

New Orleans, LA, 5.00%, 12/1/46	10,000	12,548,700

New York, NY:

4.00%, 8/1/38	3,590	4,206,475

4.00%, 8/1/42(3)	28,000	32,414,200

Novi Community School District, MI:

5.00%, 5/1/41	1,100	1,405,558

5.00%, 5/1/42	1,700	2,175,762

5.00%, 5/1/43	1,150	1,467,802

Ocean City, NJ, 2.25%, 9/15/32	1,760	1,839,446

Oklahoma City, OK:

4.00%, 3/1/30	160	197,882

4.00%, 3/1/31	315	393,939

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,403,100

Park City, UT, 4.00%, 2/1/31	3,490	4,180,531

Pflugerville, TX, 4.00%, 8/1/34	495	594,668

Piscataway Township, NJ:

2.00%, 10/15/36	1,600	1,577,744

3.00%, 10/15/32	1,610	1,826,577

Port of Houston Authority, TX, 3.00%, 10/1/39	1,325	1,462,734

Portland, OR:

2021 Series A, 5.00%, 6/1/26	2,665	3,211,858

2021 Series B, 5.00%, 6/1/26	975	1,175,070

Prince George’s County, MD, 4.00%, 7/1/32	5,500	6,891,170

Prosper Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	500	560,250

Puerto Rico:

5.75%, 7/1/41(5)	8,340	7,735,350

8.00%, 7/1/35(5)	2,765	2,391,725

8.00%, 7/1/35(5)	1,985	1,694,694

Richmond Community Schools, MI:

4.00%, 5/1/36	2,200	2,582,360

4.00%, 5/1/37	2,655	3,108,155

4.00%, 5/1/38	2,665	3,113,066

4.00%, 5/1/39	2,665	3,105,951

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Riverside Unified School District, CA, (Election of 2016):

4.00%, 8/1/32	$2,250	$2,615,850

4.00%, 8/1/33	1,350	1,569,091

4.00%, 8/1/34	1,100	1,275,472

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	10,290	12,232,032

San Francisco City and County, CA:

4.00%, 6/15/42	6,000	7,044,420

4.00%, 6/15/43	9,515	11,150,248

St. Paul, MN, 5.00%, 3/1/22	3,705	3,778,100

Sumner County, TN, 3.00%, 6/1/32	2,460	2,828,213

Tennessee, 5.00%, 9/1/28	3,000	3,724,950

Texas, (AMT), 4.50%, 8/1/28	1,585	1,940,294

Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,398,700

Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,785,047

Walled Lake Consolidated School District, MI:

5.00%, 5/1/41	700	903,553

5.00%, 5/1/42	1,000	1,280,790

5.00%, 5/1/45	1,365	1,734,137

5.00%, 5/1/50	2,500	3,145,775

Washington:

5.00%, 2/1/33	13,140	14,520,357

5.00%, 8/1/35	14,355	17,590,043

5.00%, 8/1/38	24,430	31,329,765

5.00%, 6/1/39	2,125	2,707,802

5.00%, 6/1/41	3,000	3,804,720

5.00%, 8/1/46	32,965	42,330,027

Washington County, OR, 4.00%, 3/1/30	1,000	1,134,190

Weld County School District No. 6, CO, 4.00%, 12/1/45	1,250	1,485,375

West Linn-Wilsonville School District No. 3JT, OR:

0.00%, 6/15/40	1,200	754,200

0.00%, 6/15/41	1,500	910,575

West Sonoma County Union High School District, CA, (Election of 2018):

5.00%, 8/1/46	1,000	1,226,400

5.00%, 8/1/49	3,430	4,202,642

Wilmington, DE:

5.00%, 1/1/33	1,000	1,323,450

5.00%, 1/1/35	1,330	1,748,657

Wisconsin, 5.00%, 5/1/38	22,500	25,894,350

		$802,711,312

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.9%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 4.00%, 4/1/44	$5,000	$5,620,000

Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	2,250	2,851,222

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):

4.00%, 7/1/38	1,000	1,180,620

4.00%, 7/1/45	3,000	3,481,380

Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	561,464

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta):

4.00%, 7/1/49	7,235	8,299,486

5.00%, 7/1/31	755	971,730

Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,447,160

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	17,530	18,962,552

5.00%, 7/1/37	25,465	27,527,410

Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	8,400	8,863,344

Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,361,000

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare), 4.00%, 7/1/46	15,500	17,761,760

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,840,533

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,287,060

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group):

4.00%, 11/15/36	425	503,714

4.00%, 11/15/41	590	689,421

Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group), 4.00%, 6/15/35(6)	1,260	1,431,826

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,844,612

Florida Development Finance Corp., (Lakeland Regional Health Systems):

5.00%, 11/15/28	1,300	1,654,354

5.00%, 11/15/29	1,250	1,621,838

5.00%, 11/15/30	1,200	1,586,448

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,342,040

Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,784,640

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.80%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	$9,500	$9,505,890

Illinois Finance Authority, (Presence Health Network):

5.00%, 2/15/26	7,500	8,925,075

5.00%, 2/15/33	1,500	1,806,150

Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,309,020

Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/43	2,785	3,356,900

Medford Hospital Facilities Authority, OR, (Asante Health System):

4.00%, 8/15/50	2,000	2,294,760

5.00%, 8/15/45	3,000	3,746,790

Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/48	5,000	6,189,100

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,868,827

Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,500,388

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,380,608

Mobile Infirmary Health System Special Care Facilities Financing Authority, AL, (Infirmary Health System, Inc.):

3.00%, 2/1/46	6,000	6,181,680

4.00%, 2/1/46	10,000	11,508,300

Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,528,507

New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group), 3.00%, 7/1/46	4,000	4,179,760

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	5,000	5,966,000

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	4,035,052

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):

4.00%, 7/1/50	5,330	6,133,178

4.00%, 7/1/53	10,000	11,481,600

North Carolina Medical Care Commission, (Rex Healthcare):

4.00%, 7/1/40	1,400	1,607,746

4.00%, 7/1/49	2,635	2,970,895

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/38	1,750	2,097,358

5.25%, 8/15/43	5,200	6,309,836

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,643,725

Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,941,693

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Pennsylvania Economic Development Financing Authority, (UPMC):

4.00%, 4/15/45	$3,250	$3,740,717

4.00%, 10/15/51	5,000	5,799,850

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

4.00%, 8/15/49	2,235	2,563,389

5.00%, 8/15/23(6)	500	527,570

5.00%, 8/15/24(6)	550	602,256

5.00%, 8/15/25(6)	500	565,655

5.00%, 8/15/26(6)	600	698,256

Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 4.00%, 4/1/46	4,500	5,250,150

Public Finance Authority, WI, (Blue Ridge HealthCare):

5.00%, 1/1/36	470	588,036

5.00%, 1/1/37	500	623,830

Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	12,214,860

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,173,455

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,359,170

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,851,350

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,695,500

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	23,754,542

		$354,953,038

Housing — 0.7%

California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(2)	$6,000	$5,686,020

CSCDA Community Improvement Authority, CA, Essential Housing Revenue:

2.80%, 3/1/47(2)	1,800	1,723,878

3.00%, 12/1/56(2)	3,580	3,388,828

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	1,750	2,116,573

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.60%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(4)	3,920	3,920,000

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,638,723

		$27,474,022

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.0%

Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$1,097,760

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	3,690	4,188,814

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	230	230,202

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,605,842

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):

(AMT), 4.00%, 10/1/30	12,500	14,626,500

(AMT), 4.375%, 10/1/45	4,475	5,193,640

(AMT), 5.00%, 10/1/35	29,085	36,380,682

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,270,031

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	559,479

		$81,152,950

Insured – Education — 0.3%

University of Wyoming:

(AGM), 4.00%, 6/1/40	$5,560	$6,604,668

(AGM), 4.00%, 6/1/51	5,000	5,825,134

		$12,429,802

Insured – Electric Utilities — 0.1%

Texas Municipal Power Agency:

(AGM), 3.00%, 9/1/29	$1,000	$1,088,190

(AGM), 3.00%, 9/1/32	750	807,720

West Memphis, AR, Public Utility System Revenue, (BAM), 3.00%, 12/1/41(6)	1,750	1,847,790

		$3,743,700

Insured – Escrowed / Prerefunded — 1.1%

North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$44,000,607

		$44,000,607

Insured – General Obligations — 1.6%

Grandville Public Schools, MI:

(AGM), 4.00%, 5/1/35	$785	$930,500

(AGM), 4.00%, 5/1/36	1,045	1,232,504

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Grandville Public Schools, MI: (continued)

(AGM), 4.00%, 5/1/38	$1,000	$1,171,360

(AGM), 4.00%, 5/1/39	1,000	1,168,390

(AGM), 4.00%, 5/1/40	650	758,374

Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,705,225

New Haven, CT, (AGM), 5.00%, 8/1/39	3,000	3,711,090

Oceanside Unified School District, CA, (Election of 2020), (AGM), 4.00%, 8/1/51	13,600	15,984,760

Pomona Unified School District, CA, (Election of 2016), (BAM), 3.00%, 8/1/48	5,000	5,328,600

Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/43	1,000	1,174,530

Santa Rosa High School District, CA, (Election of 2014):

(AGM), 5.00%, 8/1/43	3,930	4,628,597

(BAM), 4.00%, 8/1/40	180	213,179

(BAM), 4.00%, 8/1/41	1,000	1,181,420

(BAM), 4.00%, 8/1/42	1,200	1,414,080

(BAM), 4.00%, 8/1/43	1,000	1,176,140

Ukiah Unified School District, CA, (Election of 2020):

(AGM), 5.00%, 8/1/38	1,330	1,651,222

(AGM), 5.00%, 8/1/45	2,000	2,452,360

(AGM), 5.00%, 8/1/49	2,250	2,750,287

Upper Darby School District, PA, (BAM), 4.00%, 4/1/51	2,790	3,242,092

		$62,874,710

Insured – Hospital — 0.0%(7)

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$1,991,142

		$1,991,142

Insured – Housing — 0.1%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 3.00%, 5/15/51	$1,005	$1,049,190

(BAM), 4.00%, 5/15/46	1,005	1,164,966

		$2,214,156

Insured – Other Revenue — 1.0%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$35,486,763

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/39	2,680	2,885,020

(AGM), 3.00%, 3/1/40	395	423,910

		$38,795,693

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.4%

Massachusetts, Dedicated Tax Revenue:

(NPFG), 5.50%, 1/1/29	$11,000	$14,216,290

(NPFG), 5.50%, 1/1/30	3,080	4,053,249

		$18,269,539

Insured – Transportation — 1.2%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$7,099,421

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	17,906,964

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	5,970	6,847,470

(AGM), 4.00%, 11/15/48(3)	8,900	10,276,296

(AGM), 5.00%, 11/15/41	3,500	4,359,775

Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	910	1,043,643

		$47,533,569

Insured – Water and Sewer — 0.1%

Bloomington, IN, Sewage Works Revenue, Green Bonds:

(BAM), 4.00%, 1/1/33	$480	$580,978

(BAM), 4.00%, 1/1/34	500	602,540

(BAM), 4.00%, 1/1/35	225	269,867

(BAM), 4.00%, 1/1/36	375	448,166

(BAM), 4.00%, 1/1/37	625	744,588

(BAM), 4.00%, 1/1/38	725	861,488

(BAM), 4.00%, 1/1/39	1,000	1,184,110

West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/39(6)	1,300	1,563,211

		$6,254,948

Lease Revenue / Certificates of Participation — 1.9%

Florida Department of Transportation Financing Corp.:

3.00%, 7/1/32	$10,000	$11,263,000

3.00%, 7/1/33	10,000	11,223,900

Hillsborough County, FL, 4.00%, 8/1/31	4,760	5,762,932

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	1,530	1,719,123

New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	4,310,426

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/37	1,800	2,109,978

5.00%, 6/15/34	8,460	10,484,309

5.00%, 6/15/35	13,300	16,458,085

5.00%, 6/15/39	2,165	2,695,490

22	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Palm Beach County, FL, Public Improvement Revenue:

4.00%, 12/1/39	$3,570	$4,315,488

4.00%, 12/1/40	3,715	4,480,476

		$74,823,207

Nursing Home — 0.1%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,100	$4,139,770

		$4,139,770

Other Revenue — 2.1%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$250	$45,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	882,772

DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,193,260

Houston, TX, Hotel Occupancy Tax and Special Revenue:

3.00%, 9/1/32	500	547,890

3.00%, 9/1/33	315	344,125

4.00%, 9/1/29	435	519,142

4.00%, 9/1/30	445	535,638

4.00%, 9/1/31	425	515,992

Kalispel Tribe of Indians, WA:

Series A, 5.25%, 1/1/38(2)	1,865	2,213,718

Series B, 5.25%, 1/1/38(2)	1,000	1,186,980

Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 12/15/42(6)	10,805	12,280,531

Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/44	6,000	6,995,580

New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,915	5,266,654

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	22,350	26,156,875

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	16,055	18,667,309

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.156%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	1,000	1,001,430

		$82,352,896

Senior Living / Life Care — 1.2%

California Public Finance Authority, (Enso Village), Green Bonds:

2.125%, 11/15/27(2)	$1,155	$1,165,534

2.375%, 11/15/28(2)	970	980,835

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

California Public Finance Authority, (Enso Village), Green Bonds: (continued)

5.00%, 11/15/46(2)	$540	$619,396

5.00%, 11/15/56(2)	360	410,980

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

5.25%, 11/15/50	250	275,620

5.375%, 11/15/55	300	331,569

Florida Development Finance Corp., (Mayflower Retirement Community):

4.00%, 6/1/27(2)	1,270	1,436,433

4.00%, 6/1/28(2)	1,325	1,511,573

Iowa Finance Authority, (Lifespace Communities, Inc.):

4.00%, 5/15/28	2,355	2,721,132

5.00%, 5/15/48	8,000	9,172,080

Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/36	1,000	1,112,250

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):

4.00%, 12/1/36	1,500	1,709,085

4.00%, 12/1/41	3,860	4,337,714

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,590,320

North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/46	715	819,490

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):

4.00%, 5/15/28	1,280	1,479,002

4.00%, 5/15/29	1,440	1,680,048

Rockville, MD, (Ingleside at King Farm):

5.00%, 11/1/31	1,010	1,106,617

5.00%, 11/1/32	525	574,397

St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):

4.00%, 12/15/36	1,000	1,108,850

4.00%, 12/15/41	750	823,418

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):

6.625%, 11/15/41	730	862,458

6.75%, 11/15/51	3,250	3,824,372

6.875%, 11/15/55	200	236,214

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):

5.00%, 9/15/37	495	511,419

5.00%, 9/15/40	750	798,540

		$48,199,346

23	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 9.0%

Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,116,903

Denver City and County, CO, Dedicated Tax Revenue, 4.00%, 8/1/51	2,640	3,079,877

District of Columbia, Income Tax Revenue:

4.00%, 5/1/45	6,500	7,597,395

5.00%, 3/1/39	5,060	6,469,817

Harris County Metropolitan Transit Authority, TX, Sales and Use Tax Revenue, 5.00%, 11/1/38	7,950	10,168,845

Illinois Sports Facilities Authority:

5.00%, 6/15/29	2,250	2,759,963

5.00%, 6/15/30	2,400	2,929,512

Illinois, Sales Tax Revenue, 5.00%, 6/15/32	2,500	3,247,575

Jacksonville, FL, Special Revenue:

4.00%, 10/1/37	4,600	5,531,684

4.00%, 10/1/38	4,665	5,594,315

4.00%, 10/1/39	3,075	3,676,900

4.00%, 10/1/40	2,450	2,922,385

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,468,922

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, 4.00%, 7/1/32	4,260	5,228,809

Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/50	4,655	5,360,465

Michigan Trunk Line Fund, 4.00%, 11/15/41	10,000	11,943,400

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(5)	230	—

5.35%, 5/1/38(5)	80	—

5.75%, 5/1/38	355	358,315

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/35	11,380	13,547,435

4.00%, 8/1/38	5,000	5,803,950

4.00%, 5/1/42	5,695	6,248,497

5.00%, 11/1/31	4,000	5,430,440

5.00%, 8/1/35	10,485	12,794,741

5.00%, 5/1/36	4,050	5,020,623

5.00%, 5/1/39	9,240	11,157,947

2015 Series B, 5.00%, 8/1/39	4,585	5,115,576

2018 Series A, 5.00%, 8/1/39	11,845	14,410,272

New York Dormitory Authority, Personal Income Tax Revenue:

4.00%, 3/15/36	18,500	22,054,220

5.00%, 2/15/45	9,995	11,379,307

5.00%, 2/15/48	7,890	9,731,447

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/36	$7,840	$9,373,190

5.00%, 3/15/40	10,000	12,053,600

(AMT), 5.00%, 3/15/27	1,620	1,972,771

(AMT), 5.00%, 3/15/28	1,705	2,133,705

(AMT), 5.00%, 3/15/29	1,790	2,271,403

(AMT), 5.00%, 3/15/31	970	1,220,085

(AMT), 5.00%, 3/15/32	2,070	2,598,533

New York State Urban Development Corp., Personal Income Tax Revenue:

4.00%, 3/15/35	10,000	11,778,600

4.00%, 3/15/38	6,090	7,136,932

5.00%, 3/15/35	12,000	13,972,440

5.00%, 3/15/41	10,000	12,315,100

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/46	20,000	25,559,000

Puerto Rico Sales Tax Financing Corp.:

4.329%, 7/1/40	5,536	6,152,766

4.784%, 7/1/58	2,219	2,493,180

Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	15,000	17,940,300

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:

4.00%, 7/1/37	3,075	3,540,493

4.00%, 7/1/38	7,495	8,614,828

Southern Hills Plantation I Community Development District, FL:

Series A1, 5.80%, 5/1/35	440	439,582

Series A2, 5.80%, 5/1/35	310	249,606

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988

Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(3)	10,000	11,173,800

Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue:

4.00%, 10/1/37	1,000	1,184,750

4.00%, 10/1/39	1,000	1,177,730

		$360,420,919

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$3,200	$3,372,160

Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/30	400	502,656

		$3,874,816

24	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 22.3%

Atlanta, GA, Airport Revenue:

(AMT), 4.00%, 7/1/34	$3,480	$4,040,141

(AMT), 4.00%, 7/1/36	5,000	5,772,550

(AMT), 4.00%, 7/1/38(6)	1,000	1,181,810

(AMT), 4.00%, 7/1/39(6)	1,000	1,178,470

(AMT), 4.00%, 7/1/40(6)	1,000	1,175,640

(AMT), 4.00%, 7/1/41(6)	1,000	1,172,180

(AMT), 4.00%, 7/1/42(6)	1,000	1,168,570

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,309,442

Central Texas Regional Mobility Authority, 5.00%, 1/1/36	500	642,105

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,823,500

Chicago, IL, (Midway International Airport):

5.00%, 1/1/33	3,830	4,207,791

(AMT), 5.00%, 1/1/34	5,250	5,743,132

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/36	7,000	8,210,510

5.00%, 1/1/32	15,160	19,428,450

5.00%, 1/1/36	6,000	7,013,640

(AMT), 5.00%, 1/1/23	1,125	1,190,486

(AMT), 5.00%, 1/1/25	16,100	16,993,711

(AMT), 5.00%, 1/1/33	7,300	8,287,179

(AMT), 5.00%, 1/1/39	4,000	4,890,920

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

4.00%, 11/1/35	1,105	1,318,530

5.25%, 11/1/31	10,395	11,435,539

(AMT), 5.25%, 11/1/30	11,015	12,069,356

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,254,000

Florida Department of Transportation, Turnpike System Revenue, 3.00%, 7/1/33	6,420	7,205,744

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	17,078,926

Harris County, TX, Toll Road Revenue:

4.00%, 8/15/36	1,750	2,107,245

4.00%, 8/15/45	2,500	2,921,775

Hawaii, Airports System Revenue:

(AMT), 5.00%, 7/1/30	1,420	1,828,946

(AMT), 5.00%, 7/1/41	2,935	3,362,365

(AMT), 5.00%, 7/1/48	10,000	12,093,000

Houston, TX, Airport System Revenue:

(AMT), 4.00%, 7/1/35	1,500	1,759,860

(AMT), 4.00%, 7/1/36	2,000	2,338,780

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	$17,130	$20,681,220

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,592,800

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/24	1,200	1,343,472

(AMT), 5.00%, 5/15/26	1,335	1,592,628

(AMT), 5.00%, 5/15/33	5,000	6,192,000

(AMT), 5.00%, 5/15/40	6,000	6,867,180

(AMT), 5.00%, 5/15/41	9,000	10,534,500

Louisiana Offshore Terminal Authority, (LOOP, LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,011,220

Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,705,080

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,264,106

Massachusetts Port Authority:

5.00%, 7/1/32	3,800	4,868,978

(AMT), 5.00%, 7/1/26	10,105	12,078,102

(AMT), 5.00%, 7/1/30	3,000	3,785,670

(AMT), 5.00%, 7/1/31	2,965	3,723,566

(AMT), 5.00%, 7/1/32	4,200	5,258,022

(AMT), 5.00%, 7/1/33	3,855	4,811,850

Memphis-Shelby County Airport Authority, TN:

(AMT), 5.00%, 7/1/35	3,440	4,185,861

(AMT), 5.00%, 7/1/36	3,200	3,883,840

Metropolitan Washington Airports Authority, D.C.:

(AMT), 4.00%, 10/1/37	580	689,875

(AMT), 4.00%, 10/1/38	715	847,389

(AMT), 4.00%, 10/1/41	580	679,951

(AMT), 4.00%, 10/1/51	3,160	3,654,572

(AMT), 5.00%, 10/1/28	4,500	5,074,695

(AMT), 5.00%, 10/1/32	10,000	11,928,600

(AMT), 5.00%, 10/1/42	2,000	2,412,640

Miami-Dade County, FL, Aviation Revenue:

(AMT), 4.00%, 10/1/44	5,000	5,634,150

(AMT), 5.00%, 10/1/33	23,250	26,145,555

(AMT), 5.00%, 10/1/36	9,125	10,255,679

(AMT), 5.00%, 10/1/38	1,730	2,103,403

(AMT), 5.00%, 10/1/40	25,230	30,200,310

(AMT), 5.00%, 10/1/41	2,320	2,803,836

Miami-Dade County, FL, Seaport Revenue, (AMT), 4.00%, 10/1/46	10,000	11,521,700

Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck), 4.00%, 9/1/46	4,000	4,776,200

25	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	$3,710	$4,678,978

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	9,412,425

New Jersey Transportation Trust Fund Authority, (Transportation Program):

4.00%, 6/15/36	6,635	7,599,132

4.00%, 6/15/39	8,000	9,323,920

4.00%, 6/15/40	3,335	3,880,973

4.00%, 6/15/45	18,500	21,251,875

5.00%, 6/15/45	13,205	16,454,354

New Jersey Transportation Trust Fund Authority, (Transportation System):

4.00%, 6/15/39(6)	3,000	3,441,000

4.00%, 6/15/40(6)	3,000	3,432,300

4.00%, 6/15/42(6)	2,750	3,127,712

New Jersey Turnpike Authority:

Series 2015E, 5.00%, 1/1/31	2,680	3,057,264

Series 2017B, 5.00%, 1/1/31	3,560	4,427,323

New York Thruway Authority:

4.00%, 1/1/41	9,775	11,349,459

4.00%, 1/1/42	10,000	11,579,700

4.00%, 1/1/43	10,000	11,556,600

5.00%, 1/1/36	12,200	15,456,912

5.00%, 1/1/39	1,845	2,321,711

5.00%, 1/1/40	17,155	21,543,592

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AMT), 5.00%, 7/1/41	1,705	1,893,334

(AMT), 5.00%, 7/1/46	14,325	15,896,309

(AMT), 5.25%, 1/1/50	1,180	1,315,830

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/25	800	932,712

5.00%, 12/1/26	1,000	1,194,260

5.00%, 12/1/34	2,965	3,748,116

5.00%, 12/1/35	3,725	4,685,342

(AMT), 5.00%, 12/1/25	1,100	1,277,584

(AMT), 5.00%, 12/1/30	1,710	2,177,890

(AMT), 5.00%, 12/1/34	2,150	2,711,666

North Texas Tollway Authority:

4.00%, 1/1/40	2,000	2,353,480

5.00%, 1/1/29	5,000	5,843,900

Pennsylvania Turnpike Commission, 4.00%, 12/1/46	4,000	4,633,360

Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/51	1,600	1,987,232

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey:

4.00%, 11/1/41	$6,600	$7,696,986

5.00%, 9/1/37	6,000	7,596,960

(AMT), 3.00%, 10/1/27	27,470	30,502,139

(AMT), 3.00%, 10/1/28	8,845	9,894,548

(AMT), 4.00%, 9/1/34	8,310	9,054,410

(AMT), 5.00%, 9/15/31	15,000	18,430,500

(AMT), 5.00%, 10/1/35	5,000	5,941,800

(AMT), 5.00%, 4/1/36	10,230	12,129,609

(AMT), 5.00%, 10/15/41	2,500	3,170,550

Port Freeport, TX, (AMT), 4.00%, 6/1/46	1,000	1,130,940

Port of Seattle, WA, (AMT), 5.00%, 8/1/46	10,000	12,534,200

Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,256,960

Salt Lake City, UT, (Salt Lake City International Airport):

(AMT), 5.00%, 7/1/38	7,165	8,689,640

(AMT), 5.00%, 7/1/46	25,000	31,187,500

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

(AMT), 5.00%, 5/1/41	25,630	30,026,570

(AMT), 5.00%, 5/1/44	8,535	9,448,160

(AMT), 5.00%, 5/1/46	5,000	5,826,900

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	2,230	2,584,079

4.00%, 12/31/38	4,140	4,786,130

4.00%, 12/31/39	2,140	2,467,934

5.00%, 12/31/35	2,885	3,616,694

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	15,129,402

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/36	1,500	1,976,640

5.00%, 12/1/38	2,000	2,619,560

5.00%, 12/1/40	2,000	2,603,580

5.00%, 12/1/46	5,000	6,400,300

		$891,561,879

Water and Sewer — 3.6%

Baltimore, MD, (Water Projects):

4.00%, 7/1/40	$470	$556,832

4.00%, 7/1/45	1,005	1,175,046

Central Valley Water Reclamation Facility, CA, Green Bonds:

4.00%, 3/1/38	1,385	1,672,720

4.00%, 3/1/39	1,200	1,445,292

4.00%, 3/1/40	1,250	1,502,000

26	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	$2,000	$2,430,360

East Bay Municipal Utility District, CA, Water System Revenue:

5.00%, 6/1/35	2,905	3,567,282

5.00%, 6/1/37	7,280	8,428,493

Green Bonds, 5.00%, 6/1/37	4,200	5,379,066

Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/39	1,840	2,224,284

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,108,505

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,554,183

Horsham Water and Sewer Authority, PA:

4.00%, 11/15/31	300	365,394

4.00%, 11/15/36	360	429,012

Jordan Valley Water Conservancy District, UT:

4.00%, 10/1/39	750	914,385

4.00%, 10/1/40	615	747,945

4.00%, 10/1/41	440	533,500

King County, WA, Sewer Revenue, 4.00%, 1/1/44	1,400	1,631,798

Lakehaven Water and Sewer District, WA, 4.00%, 10/1/46	2,725	3,238,717

Madison Water and Wastewater Board, AL, 4.00%, 12/1/38	435	513,400

Metropolitan Water District of Southern California:

0.19%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(4)	3,335	3,336,134

5.00%, 7/1/38	4,270	5,388,270

Miami-Dade County, FL, Water and Sewer System Revenue:

5.00%, 10/1/27	3,700	4,594,697

5.00%, 10/1/28	3,085	3,920,140

Michigan Finance Authority, (Detroit Water and Sewerage Department):

5.00%, 7/1/33	8,095	9,071,824

5.00%, 7/1/44	5	5,160

Missoula, MT, Water System Revenue:

5.00%, 7/1/35	1,135	1,401,509

5.00%, 7/1/36	200	246,328

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

5.00%, 6/15/35	3,955	4,642,854

5.00%, 6/15/48	12,960	15,544,872

Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/34	650	786,909

Orange County, FL, Water and Wastewater Utility Revenue, 5.00%, 10/1/38	10,060	13,108,482

Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	2,000	2,397,780

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Port St. Lucie, FL, Stormwater Utility Revenue:

4.00%, 5/1/37	$500	$590,620

4.00%, 5/1/38	250	294,422

Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/45	805	928,954

San Diego Public Facilities Financing Authority, CA, Water Revenue:

4.00%, 8/1/38	1,000	1,197,560

4.00%, 8/1/39	1,250	1,493,050

4.00%, 8/1/45	3,400	3,995,442

Sarasota County, FL, Utility System Revenue:

5.00%, 10/1/28	300	383,775

5.00%, 10/1/29	250	327,155

5.00%, 10/1/30	300	399,525

5.00%, 10/1/45	4,625	5,826,436

5.00%, 10/1/50	7,645	9,549,905

Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	10,000	11,134,600

Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	840,755

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,299,787

		$143,125,159

Total Tax-Exempt Municipal Obligations — 94.7% (identified cost $3,604,132,308)		$3,789,159,836

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(7)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$5,432	$1,357,964

		$1,357,964

Education — 0.1%

San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):

2.65%, 4/1/30	$1,100	$1,098,119

2.73%, 4/1/31	840	837,446

3.15%, 4/1/37	1,750	1,753,553

		$3,689,118

27	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.5%

Campbell Union High School District, CA:

2.032%, 8/1/33	$4,600	$4,543,926

2.162%, 8/1/34	9,630	9,530,137

Cecil County, MD, 2.55%, 11/1/43	1,870	1,843,016

Chicago, IL, 7.75%, 1/1/42	4,050	4,595,373

Detroit, MI, 2.96%, 4/1/27	1,000	998,040

Douglas County School District No. 17, NE, 2.192%, 6/15/35	775	767,451

Homewood, AL:

2.00%, 9/1/30	630	646,248

2.00%, 9/1/31	415	422,976

Lakeside School District No. 9, AR:

1.55%, 4/1/35	925	871,433

1.65%, 4/1/36	1,365	1,282,049

1.80%, 4/1/37	1,415	1,334,769

1.85%, 4/1/38	610	572,699

1.90%, 4/1/39	1,605	1,498,332

Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,409,089

Marin Community College District, CA, 2.01%, 8/1/33	1,865	1,841,855

Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	1,117,794

Mesquite Independent School District, TX, (PSF Guaranteed), 2.30%, 8/15/37	1,080	1,053,907

Naugatuck, CT:

2.79%, 9/15/38	800	800,592

2.94%, 9/15/41	1,700	1,701,037

New York, 1.50%, 3/15/26	19,870	20,191,695

Norwalk, CT:

1.325%, 8/1/28	1,000	988,350

1.514%, 8/1/29	1,645	1,627,925

Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	1,169,819

		$60,808,512

Hospital — 1.0%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$38,934,372

		$38,934,372

Insured – General Obligations — 0.2%

Bureau County Township High School District No. 502, IL:

(BAM), 1.899%, 12/1/30	$1,000	$985,790

(BAM), 2.429%, 12/1/34	745	745,268

(BAM), 2.529%, 12/1/35	1,165	1,165,722

Elmwood Park, IL:

(AGM), 1.319%, 12/1/27	1,685	1,673,862

(AGM), 1.574%, 12/1/28	1,710	1,691,669

(AGM), 1.694%, 12/1/29	1,000	989,660

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Westland Tax Increment Finance Authority, MI:

(AGM), 2.31%, 4/1/33	$1,165	$1,199,065

(AGM), 2.41%, 4/1/34	195	201,086

		$8,652,122

Insured – Special Tax Revenue — 0.1%

Bexar County, TX, Venue Project Revenue, (AGM), 2.534%, 8/15/34	$2,805	$2,785,505

Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	1,055	1,074,760

		$3,860,265

Insured – Transportation — 1.7%

Alameda Corridor Transportation Authority, CA:

(AMBAC), 0.00%, 10/1/26	$22,500	$20,573,775

(AMBAC), 0.00%, 10/1/27	34,390	30,335,419

Miami-Dade County, FL, Seaport Revenue:

(AGM), 1.522%, 10/1/27	12,425	12,317,275

(AGM), 1.692%, 10/1/28	3,000	2,962,200

		$66,188,669

Lease Revenue / Certificates of Participation — 0.1%

Golden State Tobacco Securitization Corp., CA, 1.60%, 6/1/26(6)	$5,000	$5,031,043

		$5,031,043

Other Revenue — 0.1%

Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	$3,000	$2,963,880

		$2,963,880

Senior Living / Life Care — 0.0%(7)

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,265,838

		$1,265,838

Special Tax Revenue — 0.6%

Illinois, Sales Tax Revenue, 1.999%, 6/15/28	$3,000	$2,972,010

Massachusetts School Building Authority, 1.85%, 2/15/30	9,170	9,054,000

New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	10,515	10,501,961

		$22,527,971

28	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.1%

Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,200	$2,193,158

		$2,193,158

Water and Sewer — 0.3%

Henrico County, VA, Water and Sewer System Revenue:

1.30%, 5/1/28	$8,175	$8,127,667

2.40%, 5/1/39	3,395	3,346,927

2.45%, 5/1/40	1,975	1,962,360

		$13,436,954

Total Taxable Municipal Obligations — 5.8% (identified cost $220,166,318)		$230,909,866

Total Investments — 101.1% (identified cost $3,849,367,294)		$4,045,094,333

Other Assets, Less Liabilities — (1.1)%		$(44,648,377)

Net Assets — 100.0%		$4,000,445,956

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	20.9%

California	14.9%

Others, representing less than 10% individually	65.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $46,621,800 or 1.2% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)	When-issued/delayed delivery security.

(7)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures

U.S. Long Treasury Bond	(925)	Short	12/21/21	$(147,277,344)	$4,023,456

					$4,023,456

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Assets and Liabilities

	September 30, 2021
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$345,029,221	$3,849,367,294

Unrealized appreciation	25,364,442	195,727,039

Investments, at value	$370,393,663	$4,045,094,333

Cash	$8,365	$27,947,830

Deposits for derivatives collateral — financial futures contracts	—	3,237,550

Interest receivable	4,104,673	39,727,172

Receivable for investments sold	1,050,000	58,776,007

Receivable for Fund shares sold	342,674	6,092,269

Total assets	$375,899,375	$4,180,875,161

Liabilities

Payable for floating rate notes issued	$18,748,903	$104,475,184

Demand note payable	60,000	—

Payable for investments purchased	—	22,795,586

Payable for when-issued/delayed delivery securities	4,668,395	40,496,426

Payable for variation margin on open financial futures contracts	—	115,609

Payable for Fund shares redeemed	966,926	8,814,875

Distributions payable	111,268	1,282,145

Payable to affiliates:

Investment adviser fee	116,086	942,691

Distribution and service fees	40,415	402,771

Interest expense and fees payable	39,734	218,268

Accrued expenses	148,750	885,650

Total liabilities	$24,900,477	$180,429,205

Net Assets	$350,998,898	$4,000,445,956

Sources of Net Assets

Paid-in capital	$351,400,880	$3,941,609,580

Distributable earnings (accumulated loss)	(401,982)	58,836,376

Net Assets	$350,998,898	$4,000,445,956

Class A Shares

Net Assets	$157,980,683	$1,558,418,019

Shares Outstanding	17,005,837	151,120,133

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.29	$10.31

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.75	$10.82

Class C Shares

Net Assets	$9,016,517	$94,850,568

Shares Outstanding	976,119	9,198,623

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.24	$10.31

Class I Shares

Net Assets	$184,001,698	$2,347,177,369

Shares Outstanding	18,135,707	227,623,182

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.15	$10.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Operations

	Year Ended September 30, 2021
Investment Income	AMT-Free Fund	National Fund

Interest	$11,671,056	$105,316,335

Total investment income	$11,671,056	$105,316,335

Expenses

Investment adviser fee	$1,397,382	$11,045,036

Distribution and service fees

Class A	403,666	4,035,160

Class C	107,959	1,043,973

Trustees’ fees and expenses	17,581	108,500

Custodian fee	86,648	682,943

Transfer and dividend disbursing agent fees	88,282	1,165,648

Legal and accounting services	68,477	163,443

Printing and postage	10,006	82,342

Registration fees	70,060	160,980

Interest expense and fees	152,640	680,160

Miscellaneous	54,067	237,557

Total expenses	$2,456,768	$19,405,742

Net investment income	$9,214,288	$85,910,593

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,787,813	$23,243,063

Financial futures contracts	—	359,352

Net realized gain	$1,787,813	$23,602,415

Change in unrealized appreciation (depreciation) —

Investments	$(339,343)	$(1,242,886)

Financial futures contracts	—	4,023,456

Net change in unrealized appreciation (depreciation)	$(339,343)	$2,780,570

Net realized and unrealized gain	$1,448,470	$26,382,985

Net increase in net assets from operations	$10,662,758	$112,293,578

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Changes in Net Assets

	Year Ended September 30, 2021
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$9,214,288	$85,910,593

Net realized gain	1,787,813	23,602,415

Net change in unrealized appreciation (depreciation)	(339,343)	2,780,570

Net increase in net assets from operations	$10,662,758	$112,293,578

Distributions to shareholders —

Class A	$(4,300,571)	$(36,519,653)

Class C	(208,934)	(1,594,901)

Class I	(5,185,414)	(51,964,079)

Total distributions to shareholders	$(9,694,919)	$(90,078,633)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$24,766,387	$114,627,273

Class C	1,235,057	19,296,295

Class I	52,068,921	938,155,202

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,658,118	30,945,109

Class C	200,701	1,423,778

Class I	4,431,087	43,217,465

Cost of shares redeemed

Class A	(34,629,729)	(254,580,665)

Class C	(2,541,459)	(23,567,153)

Class I	(41,093,820)	(440,159,489)

Net asset value of shares converted

Class A	5,049,181	34,698,532

Class C	(5,049,181)	(34,698,532)

Net increase in net assets from Fund share transactions	$8,095,263	$429,357,815

Net increase in net assets	$9,063,102	$451,572,760

Net Assets

At beginning of year	$341,935,796	$3,548,873,196

At end of year	$350,998,898	$4,000,445,956

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,040,250	$87,611,878

Net realized gain (loss)	(778,647)	32,976,127

Net change in unrealized appreciation (depreciation)	(3,878,667)	(3,801,019)

Net increase in net assets from operations	$5,382,936	$116,786,986

Distributions to shareholders —

Class A	$(4,671,695)	$(44,576,688)

Class C	(421,058)	(3,225,704)

Class I	(5,343,767)	(45,916,178)

Total distributions to shareholders	$(10,436,520)	$(93,718,570)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$23,022,478	$191,525,800

Class C	2,632,842	28,102,719

Class I	148,037,705	1,035,176,603

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,121,688	37,938,752

Class C	351,377	2,661,618

Class I	3,986,156	38,645,320

Cost of shares redeemed

Class A	(20,744,572)	(255,941,582)

Class C	(6,017,910)	(46,493,384)

Class I	(124,755,998)	(632,198,120)

Net asset value of shares converted

Class A	1,573,683	26,478,940

Class C	(1,573,683)	(26,478,940)

Net increase in net assets from Fund share transactions	$30,633,766	$399,417,726

Net increase in net assets	$25,580,182	$422,486,142

Net Assets

At beginning of year	$316,355,614	$3,126,387,054

At end of year	$341,935,796	$3,548,873,196

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights

	AMT-Free Fund — Class A

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.250	$9.250	$8.870	$9.130	$9.430

Income (Loss) From Operations

Net investment income(1)	$0.236	$0.274	$0.317	$0.336	$0.351

Net realized and unrealized gain (loss)	0.053	0.011 (2)	0.381	(0.262)	(0.298)

Total income from operations	$0.289	$0.285	$0.698	$0.074	$0.053

Less Distributions

From net investment income	$(0.249)	$(0.285)	$(0.318)	$(0.334)	$(0.353)

Total distributions	$(0.249)	$(0.285)	$(0.318)	$(0.334)	$(0.353)

Net asset value — End of year	$9.290	$9.250	$9.250	$8.870	$9.130

Total Return(3)	3.14%	3.12%	8.02%	0.83%	0.64%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$157,981	$158,729	$150,853	$139,623	$155,589

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.76%	0.78%	0.81%	0.81%	0.82%

Interest and fee expense(4)	0.04%	0.14%	0.23%	0.24%	0.16%

Total expenses	0.80%	0.92%	1.04%	1.05%	0.98%

Net investment income	2.53%	2.97%	3.51%	3.74%	3.86%

Portfolio Turnover	32%	58%	33%	18%	33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	AMT-Free Fund — Class C

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.200	$9.200	$8.820	$9.080	$9.380

Income (Loss) From Operations

Net investment income(1)	$0.167	$0.204	$0.249	$0.267	$0.281

Net realized and unrealized gain (loss)	0.051	0.011 (2)	0.380	(0.262)	(0.298)

Total income (loss) from operations	$0.218	$0.215	$0.629	$0.005	$(0.017)

Less Distributions

From net investment income	$(0.178)	$(0.215)	$(0.249)	$(0.265)	$(0.283)

Total distributions	$(0.178)	$(0.215)	$(0.249)	$(0.265)	$(0.283)

Net asset value — End of year	$9.240	$9.200	$9.200	$8.820	$9.080

Total Return(3)	2.38%	2.36%	7.24%	0.06%	(0.12)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,017	$15,094	$19,715	$32,545	$39,099

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.51%	1.53%	1.56%	1.56%	1.57%

Interest and fee expense(4)	0.04%	0.14%	0.23%	0.24%	0.16%

Total expenses	1.55%	1.67%	1.79%	1.80%	1.73%

Net investment income	1.80%	2.23%	2.78%	2.99%	3.11%

Portfolio Turnover	32%	58%	33%	18%	33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	AMT-Free Fund — Class I

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.110	$10.100	$9.680	$9.970	$10.300

Income (Loss) From Operations

Net investment income(1)	$0.283	$0.323	$0.370	$0.391	$0.407

Net realized and unrealized gain (loss)	0.055	0.023 (2)	0.422	(0.292)	(0.327)

Total income from operations	$0.338	$0.346	$0.792	$0.099	$0.080

Less Distributions

From net investment income	$(0.298)	$(0.336)	$(0.372)	$(0.389)	$(0.410)

Total distributions	$(0.298)	$(0.336)	$(0.372)	$(0.389)	$(0.410)

Net asset value — End of year	$10.150	$10.110	$10.100	$9.680	$9.970

Total Return(3)	3.36%	3.48%	8.34%	1.02%	0.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$184,002	$168,113	$145,788	$132,313	$154,177

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.51%	0.53%	0.56%	0.56%	0.57%

Interest and fee expense(4)	0.04%	0.14%	0.23%	0.24%	0.16%

Total expenses	0.55%	0.67%	0.79%	0.80%	0.73%

Net investment income	2.77%	3.21%	3.76%	3.98%	4.09%

Portfolio Turnover	32%	58%	33%	18%	33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	National Fund — Class A

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.240	$10.140	$9.650	$9.930	$10.170

Income (Loss) From Operations

Net investment income(1)	$0.223	$0.265	$0.322	$0.350	$0.366

Net realized and unrealized gain (loss)	0.082	0.119	0.491	(0.277)	(0.242)

Total income from operations	$0.305	$0.384	$0.813	$0.073	$0.124

Less Distributions

From net investment income	$(0.235)	$(0.284)	$(0.323)	$(0.353)	$(0.364)

Total distributions	$(0.235)	$(0.284)	$(0.323)	$(0.353)	$(0.364)

Net asset value — End of year	$10.310	$10.240	$10.140	$9.650	$9.930

Total Return(2)	2.99%	3.84%	8.57%	0.76%	1.31%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,558,418	$1,620,505	$1,605,407	$1,419,239	$1,600,127

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.61%	0.64%	0.68%	0.69%	0.68%

Interest and fee expense(3)	0.02%	0.05%	0.12%	0.19%	0.16%

Total expenses	0.63%	0.69%	0.80%	0.88%	0.84%

Net investment income	2.15%	2.61%	3.26%	3.58%	3.71%

Portfolio Turnover	56%	105%	89%	67%	70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	National Fund — Class C

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.240	$10.140	$9.650	$9.930	$10.170

Income (Loss) From Operations

Net investment income(1)	$0.146	$0.190	$0.252	$0.276	$0.292

Net realized and unrealized gain (loss)	0.081	0.119	0.488	(0.276)	(0.242)

Total income from operations	$0.227	$0.309	$0.740	$—	$0.050

Less Distributions

From net investment income	$(0.157)	$(0.209)	$(0.250)	$(0.280)	$(0.290)

Total distributions	$(0.157)	$(0.209)	$(0.250)	$(0.280)	$(0.290)

Net asset value — End of year	$10.310	$10.240	$10.140	$9.650	$9.930

Total Return(2)	2.22%	3.08%	7.77%	0.01%	0.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$94,851	$131,330	$172,417	$363,026	$462,269

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.36%	1.39%	1.43%	1.44%	1.43%

Interest and fee expense(3)	0.02%	0.05%	0.12%	0.19%	0.16%

Total expenses	1.38%	1.44%	1.55%	1.63%	1.59%

Net investment income	1.41%	1.87%	2.57%	2.83%	2.96%

Portfolio Turnover	56%	105%	89%	67%	70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	National Fund — Class I

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.240	$10.140	$9.650	$9.930	$10.170

Income (Loss) From Operations

Net investment income(1)	$0.248	$0.289	$0.341	$0.374	$0.390

Net realized and unrealized gain (loss)	0.082	0.120	0.495	(0.277)	(0.241)

Total income from operations	$0.330	$0.409	$0.836	$0.097	$0.149

Less Distributions

From net investment income	$(0.260)	$(0.309)	$(0.346)	$(0.377)	$(0.389)

Total distributions	$(0.260)	$(0.309)	$(0.346)	$(0.377)	$(0.389)

Net asset value — End of year	$10.310	$10.240	$10.140	$9.650	$9.930

Total Return(2)	3.24%	4.10%	8.83%	1.01%	1.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,347,177	$1,797,038	$1,348,563	$756,446	$777,063

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.36%	0.39%	0.43%	0.44%	0.43%

Interest and fee expense(3)	0.02%	0.05%	0.12%	0.19%	0.16%

Total expenses	0.38%	0.44%	0.55%	0.63%	0.59%

Net investment income	2.39%	2.85%	3.45%	3.83%	3.95%

Portfolio Turnover	56%	105%	89%	67%	70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

40

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$18,748,903	$104,475,184

Interest Rate or Range of Interest Rates (%)	0.08	0.07 - 0.10

Collateral for Floating Rate Notes Outstanding	$30,702,230	$148,842,396

For the year ended September 30, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$21,583,767	$104,175,000

Average Interest Rate	0.71%	0.65%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

41

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such securities are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2021 and September 30, 2020 was as follows:

	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2021	2020	2021	2020

Tax-exempt income	$9,682,218	$10,435,763	$83,800,571	$88,786,223

Ordinary income	$12,701	$757	$6,278,062	$4,932,347

As of September 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$738,410	$1,499,517

Deferred capital losses	(26,558,253)	(138,416,525)

Net unrealized appreciation	25,529,129	197,035,529

Distributions payable	(111,268)	(1,282,145)

Distributable earnings (accumulated loss)	$(401,982)	$58,836,376

42

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

At September 30, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	AMT-Free Fund	National Fund

Deferred capital losses:

Short-term	$15,332,582	$103,411,907

Long-term	$11,225,671	$35,004,618

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$326,115,631	$3,743,583,620

Gross unrealized appreciation	$27,451,933	$227,797,827

Gross unrealized depreciation	(1,922,804)	(30,762,298)

Net unrealized appreciation	$25,529,129	$197,035,529

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM and BMR became indirect, wholly-owned subsidiaries of Morgan Stanley. In connection with the Transaction, AMT-Free Fund entered into a new investment advisory agreement with EVM and National Fund entered into a new investment advisory agreement with BMR (the “New Agreements”), which took effect on March 1, 2021. Pursuant to the New Agreements (and each Fund’s investment advisory agreement with EVM or BMR, as applicable, in effect prior to March 1, 2021), the fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the year ended September 30, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,397,382	$11,045,036

Effective Annual Rate	0.40%	0.29%

43

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on the sales of Class A shares from March 1, 2021 through September 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2021 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$2,642	$52,458

EVD’s Class A Sales Charges	$9,321	$116,699

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,750	$28,184

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2021 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$403,666	$4,035,160

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2021, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class C Distribution Fees	$80,969	$782,980

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2021 amounted to the following:

	AMT-Free Fund	National Fund

Class C Service Fees	$26,990	$260,993

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

44

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$22,000	$55,000

Class C	$100	$12,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2021 were as follows:

	AMT-Free Fund	National Fund

Purchases	$117,428,648	$2,488,924,136

Sales	$113,625,717	$2,099,655,159

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2021
	Class A	Class C	Class I

Sales	2,641,027	132,529	5,087,241

Issued to shareholders electing to receive payments of distributions in Fund shares	391,532	21,623	434,152

Redemptions	(3,720,359)	(274,046)	(4,019,286)

Converted from Class C shares	541,353	—	—

Converted to Class A shares	—	(544,356)	—

Net increase (decrease)	(146,447)	(664,250)	1,502,107

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	2,489,112	286,876	14,620,548

Issued to shareholders electing to receive payments of distributions in Fund shares	446,020	38,242	394,814

Redemptions	(2,260,135)	(657,145)	(12,811,555)

Converted from Class C shares	169,973	—	—

Converted to Class A shares	—	(170,955)	—

Net increase (decrease)	844,970	(502,982)	2,203,807

45

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2021
	Class A	Class C	Class I

Sales	11,047,967	1,859,069	90,354,141

Issued to shareholders electing to receive payments of distributions in Fund shares	2,984,855	137,455	4,167,096

Redemptions	(24,540,436)	(2,272,863)	(42,427,981)

Converted from Class C shares	3,351,755	—	—

Converted to Class A shares	—	(3,351,767)	—

Net increase (decrease)	(7,155,859)	(3,628,106)	52,093,256

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	18,938,747	2,768,098	102,367,062

Issued to shareholders electing to receive payments of distributions in Fund shares	3,734,240	262,024	3,801,170

Redemptions	(25,343,714)	(4,575,561)	(63,630,096)

Converted from Class C shares	2,628,910	—	—

Converted to Class A shares	—	(2,628,854)	—

Net increase (decrease)	(41,817)	(4,174,293)	42,538,136

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2021 is included in the Portfolio of Investments. At September 30, 2021, National Fund had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2021, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2021 were as follows:

	National Fund

Asset Derivative:

Futures Contracts	$4,023,456	(1)

Total	$4,023,456

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

46

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2021 was as follows:

	National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$359,352	(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$4,023,456	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

National Fund

Average Notional Cost:

Futures Contracts — Short	$102,828,000

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2021, the AMT-Free Fund had a balance outstanding pursuant to this line of credit of $60,000 at an interest rate of 1.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2021. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2021. The Funds’ average borrowings or allocated fees during the year ended September 30, 2021 were not significant.

Effective October 26, 2021, the Funds renewed their line of credit agreement, which expires October 25, 2022, at substantially the same terms.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

47

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

At September 30, 2021, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Mortgage-Backed Securities	$—	$1,253,151	$—	$1,253,151

Tax-Exempt Municipal Obligations	—	369,140,512	—	369,140,512

Total Investments	$—	$370,393,663	$—	$370,393,663

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$25,024,631	$—	$25,024,631

Tax-Exempt Municipal Obligations	—	3,789,159,836	—	3,789,159,836

Taxable Municipal Obligations	—	230,909,866	—	230,909,866

Total Investments	$—	$4,045,094,333	$—	$4,045,094,333

Futures Contracts	$4,023,456	$—	$—	$4,023,456

Total	$4,023,456	$4,045,094,333	$—	$4,049,117,789

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

48

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

49

Eaton Vance

National Municipal Income Fund

September 30, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

50

Eaton Vance

Municipal Income Funds

September 30, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2021, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.87%

National Municipal Income Fund	93.03%

51

Eaton Vance

Municipal Income Funds

September 30, 2021

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of each Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

52

Eaton Vance

Municipal Income Funds

September 30, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

53

Eaton Vance

Municipal Income Funds

September 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial

Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

54

Eaton Vance

Municipal Income Funds

September 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

56

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

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Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

57

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

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This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448    9.30.21

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2021

California Opportunities    •    Massachusetts    •     New York    •    Ohio

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

September 30, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the opening month of the 12-month period starting October 1, 2020, municipal bond prices fell and yields rose, driven in part by investor uncertainty ahead of the U.S. presidential election and Congress’ failure to pass a second COVID-19 pandemic stimulus bill — $400-$500 billion of which had been projected for state and local government assistance.

In November 2020, however, the municipal market reversed course, beginning a rally that would last through mid-February 2021. Joe Biden’s presidential victory eased the political uncertainties that had dogged investment markets through much of the fall. The announcement that two coronavirus vaccine candidates had proven more than 90% effective in late-stage trials buoyed the markets as well. In December, the beginning of the COVID-19 vaccination process and Congress’ passage of a fiscal stimulus bill added more fuel to the bond rally.

From mid-February through June 2021, however, bonds reversed course again. Municipal and Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by a new, larger federal stimulus bill and accelerating progress on vaccinating the U.S. population. In late spring and early summer, higher than expected year-over-year inflation numbers also raised investor concerns and put further upward pressure on interest rates.

By July, however, the emergence of a more contagious Delta variant of COVID-19 and breakthrough cases in vaccinated people threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as safe-haven assets, leading bond prices to rise and interest rates to fall in July.

In the final months of the period, bond prices declined once again. A combination of wage inflation and anticipation that the U.S. Federal Reserve (the Fed) would begin tapering its monthly bond purchases — which had bolstered the economy and helped hold rates down through most of the pandemic — conspired to push municipal rates modestly higher. The Fed’s acknowledgement after its September meeting that tapering could begin as early as November put further upward pressure on municipal and Treasury interest rates as the period came to a close.

Nonetheless, demand for municipal bonds remained strong amid concerns over rising taxes for high-income earners under new legislation proposed by the Biden administration.

For the period as a whole, interest rates rose across the municipal bond yield curve, but less at the long — 30-year — end of the curve. As a result, the curve flattened. Throughout the curve, however, rates remained near historic lows. The Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, returned 2.63% for the period. Municipal bonds outperformed U.S. Treasurys, as Treasury interest rates in every part of the curve rose significantly more than municipal rates. Reflecting investors’ general optimism about an economic rebound and their search for yield in a low-yield environment, high-yield municipal bonds outperformed investment-grade municipal bonds during the period.

Fund Performance

For the 12-month period ended September 30, 2021, the California Opportunities, Massachusetts, and Ohio Funds’ Class A shares at net asset value (NAV) underperformed the 2.63% return of the Funds’ primary benchmark, the Index. The New York Fund’s Class A shares at NAV outperformed the Index during the period.

Generally, in pursuing its investment objective, each of the Massachusetts, New York, and Ohio Funds normally acquires municipal bonds with maturities of 10 years or more. The California Municipal Opportunities Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality.

Management has the ability to be opportunistic in pursuing the California Municipal Opportunities Fund’s after-tax total return objective with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including, but not limited to, taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the California Municipal Opportunities Fund’s net assets may be invested in obligations rated below investment grade.

Management may attempt to hedge the portfolios to various degrees against the potential risk of interest rate volatility at the long end of the yield curve by using Treasury futures or interest rate swaps. In a period when Treasury bonds generally declined in price as yields moved higher, the Ohio and New York Funds’ Treasury futures hedges contributed to relative returns versus the unhedged Index. The California Municipal Opportunities and Massachusetts Funds did not employ an interest rate hedge during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2021

Management’s Discussion of Fund Performance1 — continued

Fund-Specific Results

Eaton Vance California Municipal Opportunities Fund returned 2.06% for Class A shares at NAV, underperforming the Index, which returned 2.63%.

Detractors from performance relative to the Index included an underweight position relative to the Index in the health care sector, which was the best-performing sector within the Index during the period. Relative Fund performance was also hurt by an underweight position in A rated bonds during a period when lower rated A and BBB bonds outperformed higher rated AAA and AA bonds. In addition, security selections and an underweight position in bonds with 22 or more years remaining to maturity dragged on relative returns during a period when longer maturity bonds generally outperformed shorter maturity issues.

In contrast, the main contributors to performance versus the Index were the Fund’s allocation to taxable municipal bonds, which were not represented within the Index; security selections in the transportation sector; and an overweight position in 4% coupon bonds.

Eaton Vance Massachusetts Municipal Income Fund returned 1.23% for Class A shares at NAV, underperforming the Index, which returned 2.63%.

Security selections and an overweight position in AAA rated bonds; an overweight position in the education sector; and an underweight position in bonds with 22 years or more remaining to maturity all detracted from performance versus the Index. In contrast, contributors to returns versus the Index included an overweight position in the health care sector and security selections in bonds with 17 years or more remaining to maturity.

Eaton Vance New York Municipal Income Fund returned 3.30% for Class A shares at NAV, outperforming the Index, which returned 2.63%.

Contributors to performance relative to the Index included security selections in the health care and education sectors; an overweight position in BBB rated bonds; and the Fund’s Treasury futures hedge. Detractors from performance versus the Index included an underweight position in A rated bonds, and an overweight position in bonds with coupons less than 4%, excluding zero-coupon bonds.

Eaton Vance Ohio Municipal Income Fund returned 1.95% for Class A shares at NAV, underperforming the Index, which returned 2.63%.

An underweight position in the transportation sector, security selections in zero-coupon bonds, and an underweight position in BBB rated bonds all detracted from performance versus the Index. Contributors to performance relative to the Index included the Fund’s Treasury futures hedge, an overweight position in the health care sector, and security selections and an overweight position in insured Puerto Rico bonds. As Puerto Rico continued to work through debt restructuring proceedings, bonds issued by its various entities continued to be impacted by proposed recovery levels and current nonpayment. Insured Puerto Rico bonds, however, continued to meet principal and interest obligations as insurers maintained adequate capital to meet their insured policies. As the period ended, Puerto Rico was continuing to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com

3

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	05/27/1994	12/19/1985	2.06%	2.77%	4.42%
Class A with 4.75% Maximum Sales Charge	—	—	–2.83	1.76	3.91
Class C at NAV	08/31/2004	12/19/1985	1.16	1.99	3.63
Class C with 1% Maximum Sales Charge	—	—	0.16	1.99	3.63
Class I at NAV	03/03/2008	12/19/1985	2.22	3.00	4.68

Bloomberg Municipal Bond Index	—	—	2.63%	3.26%	3.86%
Bloomberg California Municipal Bond Index	—	—	2.10	3.14	4.15

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.72%	1.47%	0.47%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.28%	0.53%	1.53%
Taxable-Equivalent Distribution Rate			2.79	1.14	3.34
SEC 30-day Yield			0.49	–0.23	0.77
Taxable-Equivalent SEC 30-day Yield			1.08	–0.49	1.67

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$14,295	N.A.
Class I	$250,000	09/30/2011	$395,044	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2021

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	04/18/1991	1.23%	2.29%	3.58%
Class A with 4.75% Maximum Sales Charge	—	—	–3.57	1.30	3.09
Class C at NAV	05/02/2006	04/18/1991	0.39	1.50	2.80
Class C with 1% Maximum Sales Charge	—	—	–0.60	1.50	2.80
Class I at NAV	06/17/1993	04/18/1991	1.42	2.49	3.79

Bloomberg Municipal Bond Index	—	—	2.63%	3.26%	3.86%
Bloomberg Massachusetts Municipal Bond Index	—	—	1.64	2.95	3.55

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.71%	1.46%	0.51%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.83%	1.08%	2.03%
Taxable-Equivalent Distribution Rate			3.38	1.99	3.76
SEC 30-day Yield			0.42	–0.30	0.64
Taxable-Equivalent SEC 30-day Yield			0.78	–0.55	1.19

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					1.75%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$13,178	N.A.
Class I	$250,000	09/30/2011	$362,622	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/15/1994	08/30/1990	3.30%	2.99%	4.24%
Class A with 4.75% Maximum Sales Charge	—	—	–1.59	1.99	3.73
Class C at NAV	09/30/2003	08/30/1990	2.53	2.23	3.46
Class C with 1% Maximum Sales Charge	—	—	1.53	2.23	3.46
Class I at NAV	03/03/2008	08/30/1990	3.41	3.18	4.43

Bloomberg Municipal Bond Index	—	—	2.63%	3.26%	3.86%
Bloomberg New York Municipal Bond Index	—	—	3.42	3.00	3.67

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.67%	1.42%	0.47%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.60%	0.84%	1.80%
Taxable-Equivalent Distribution Rate			3.17	1.67	3.57
SEC 30-day Yield			0.62	–0.09	0.85
Taxable-Equivalent SEC 30-day Yield			1.24	–0.19	1.70

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$14,057	N.A.
Class I	$250,000	09/30/2011	$385,906	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2021

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	04/18/1991	1.95%	2.97%	4.02%
Class A with 4.75% Maximum Sales Charge	—	—	–2.84	1.98	3.51
Class C at NAV	02/03/2006	04/18/1991	1.19	2.20	3.24
Class C with 1% Maximum Sales Charge	—	—	0.20	2.20	3.24
Class I at NAV	08/03/2010	04/18/1991	2.16	3.17	4.22

Bloomberg Municipal Bond Index	—	—	2.63%	3.26%	3.86%
Bloomberg Ohio Municipal Bond Index	—	—	1.83	3.19	3.92

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.76%	1.51%	0.56%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.52%	1.77%	2.72%
Taxable-Equivalent Distribution Rate			4.65	3.26	5.02
SEC 30-day Yield			0.65	–0.06	0.88
Taxable-Equivalent SEC 30-day Yield			1.20	–0.12	1.63

% Total Leverage[6]

RIB Financing					4.43%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$13,760	N.A.
Class I	$250,000	09/30/2011	$378,175	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Important Notice to Shareholders

Effective October 1, 2021, Craig R. Brandon and Julie P. Callahan are the portfolio managers of the Massachusetts Municipal Income Fund, Craig R. Brandon and Christopher J. Eustance are the portfolio managers of the New York Municipal Income Fund, and Cynthia J. Clemson and Julie P. Callahan are the portfolio managers of the Ohio Municipal Income Fund.

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

12

Eaton Vance

Municipal Income Funds

September 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.40	$3.43	0.68%
Class C	$1,000.00	$1,006.00	$7.19	1.43%
Class I	$1,000.00	$1,010.80	$2.17	0.43%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.45	0.68%
Class C	$1,000.00	$1,017.90	$7.23	1.43%
Class I	$1,000.00	$1,022.90	$2.18	0.43%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.70	$3.32	0.66%
Class C	$1,000.00	$1,004.00	$7.08	1.41%
Class I	$1,000.00	$1,008.80	$2.32	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class C	$1,000.00	$1,018.00	$7.13	1.41%
Class I	$1,000.00	$1,022.80	$2.33	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

13

Eaton Vance

Municipal Income Funds

September 30, 2021

Fund Expenses — continued

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.20	$3.28	0.65%
Class C	$1,000.00	$1,007.40	$7.05	1.40%
Class I	$1,000.00	$1,011.30	$2.27	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.29	0.65%
Class C	$1,000.00	$1,018.00	$7.08	1.40%
Class I	$1,000.00	$1,022.80	$2.28	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.40	$3.73	0.74%
Class C	$1,000.00	$1,006.70	$7.50	1.49%
Class I	$1,000.00	$1,011.50	$2.72	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.75	0.74%
Class C	$1,000.00	$1,017.60	$7.54	1.49%
Class I	$1,000.00	$1,022.40	$2.74	0.54%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

14

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments

Corporate Bonds — 0.4%
Security	Principal Amount (000’s omitted)	Value

Other — 0.4%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,731,934

Total Corporate Bonds — 0.4% (identified cost $2,080,000)		$2,731,934

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000’s omitted)	Value

Housing — 0.4%

California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,606	$3,025,522

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $2,931,122)		$3,025,522

Tax-Exempt Municipal Obligations — 84.3%
Security	Principal Amount (000’s omitted)	Value

Education — 7.5%

California Education Notes Program, 2.00%, 1/31/22	$4,850	$4,880,555

California Educational Facilities Authority, (Chapman University):

5.00%, 4/1/22	665	680,953

5.00%, 4/1/23	550	589,209

5.00%, 4/1/24	525	586,252

5.00%, 4/1/25	425	492,473

5.00%, 4/1/28	395	498,806

5.00%, 4/1/29	425	545,993

5.00%, 4/1/30	425	557,039

California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	400	593,752

California Enterprise Development Authority, (The Thacher School):

4.00%, 9/1/32	425	513,702

4.00%, 9/1/34	400	480,464

California Municipal Finance Authority, (University of the Pacific):

4.00%, 11/1/35	1,000	1,195,090

4.00%, 11/1/37	1,000	1,178,980

4.00%, 11/1/42	1,620	1,901,653

Security	Principal Amount (000’s omitted)	Value

Education (continued)

California School Finance Authority, (Granada Hills Charter Obligated Group):

4.00%, 7/1/29(1)	$350	$402,553

4.00%, 7/1/38(1)	465	519,284

California School Finance Authority, (Green Dot Public Schools):

5.00%, 8/1/28(1)	380	465,869

5.00%, 8/1/38(1)	2,500	2,960,175

California School Finance Authority, (KIPP SoCal Public Schools):

4.00%, 7/1/40(1)	800	912,904

5.00%, 7/1/24(1)	100	111,284

5.00%, 7/1/25(1)	105	120,372

5.00%, 7/1/26(1)	110	129,456

5.00%, 7/1/27(1)	100	120,550

5.00%, 7/1/28(1)	100	122,767

5.00%, 7/1/29(1)	100	125,007

5.00%, 7/1/30(1)	100	126,735

California State University:

3.00%, 11/1/37	625	687,856

Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,470,611

Riverside County Office of Education, CA, 2.00%, 12/1/21	10,000	10,031,800

University of California:

0.04%, 5/15/48(2)	15,000	15,000,000

5.00%, 5/15/32	2,800	3,350,200

5.00%, 5/15/35	4,215	5,011,551

		$56,363,895

Electric Utilities — 1.6%

Glendale, CA, Electric System Revenue, 5.00%, 2/1/38	$1,005	$1,171,609

Sacramento Municipal Utility District, CA, Green Bonds:

4.00%, 8/15/40	1,575	1,886,929

5.00%, 8/15/36	7,000	9,169,580

		$12,228,118

Escrowed / Prerefunded — 1.1%

California Health Facilities Financing Authority, (Sutter Health):

Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$1,235,468

Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,921,931

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	1,017,635

		$8,175,034

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 38.5%

Albany Unified School District, CA, (Election of 2016):

4.00%, 8/1/34	$135	$162,036

4.00%, 8/1/34	800	960,216

4.00%, 8/1/35	505	605,020

4.00%, 8/1/35	150	179,709

4.00%, 8/1/36	615	734,697

4.00%, 8/1/37	345	411,019

4.00%, 8/1/37	1,100	1,310,496

4.00%, 8/1/38	315	374,434

4.00%, 8/1/39	750	889,410

4.00%, 8/1/40	800	946,816

4.00%, 8/1/41	900	1,062,549

Allan Hancock Joint Community College District, CA, (Election of 2006), 4.00%, 8/1/40	3,500	4,164,965

Anaheim Union High School District, CA, (Election of 2014):

4.00%, 8/1/30	1,000	1,165,950

4.00%, 8/1/31	1,000	1,159,890

Baldwin Park Unified School District, CA, (Election of 2018):

3.00%, 8/1/37	300	324,051

3.00%, 8/1/38	325	349,258

Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/31	1,885	2,199,116

Brisbane School District, CA, (Election of 2020):

4.00%, 8/1/35	155	180,611

4.00%, 8/1/40	310	359,163

5.00%, 8/1/45	535	646,339

Burlingame Elementary School District, CA, (Election of 2020):

3.00%, 8/1/37	150	165,404

3.00%, 8/1/41	360	385,391

4.00%, 8/1/46	2,885	3,369,738

California:

0.43%, (SIFMA + 0.38%), 12/1/22 (Put Date), 12/1/27(3)	1,000	1,000,280

0.48%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(3)	3,000	3,006,840

3.00%, 3/1/22	1,270	1,285,113

3.00%, 9/1/35	1,010	1,082,478

4.00%, 10/1/39	2,000	2,396,660

5.00%, 12/1/21	2,360	2,378,408

5.00%, 10/1/22	250	262,043

5.00%, 9/1/27	1,500	1,869,705

5.00%, 9/1/28	1,500	1,910,580

5.00%, 9/1/29	1,500	1,951,560

5.00%, 9/1/32	750	904,575

5.00%, 3/1/35	5,850	7,521,988

5.00%, 3/1/35	2,000	2,571,620

5.00%, 4/1/35	1,000	1,269,110

5.00%, 9/1/35	250	300,990

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

California: (continued)

5.00%, 4/1/38	$2,260	$2,852,979

5.00%, 8/1/38	270	323,746

Carlsbad Unified School District, CA, (Election of 2018), 3.00%, 8/1/38	170	185,706

Chino Valley Unified School District, CA, (Election of 2016):

4.00%, 8/1/45	3,000	3,504,090

5.00%, 8/1/38	650	838,539

5.00%, 8/1/39	650	836,401

5.00%, 8/1/40	925	1,187,691

Coast Community College District, CA, 5.00%, 8/1/22	440	457,697

Desert Community College District, CA, 5.00%, 8/1/37	7,395	8,744,735

Geyserville Unified School District, CA, (Election of 2020):

5.00%, 8/1/40	630	779,669

5.00%, 8/1/45	700	859,341

5.00%, 8/1/49	1,220	1,493,927

Gilroy Unified School District, CA, (Election of 2016):

4.00%, 8/1/23	300	320,952

4.00%, 8/1/24	250	276,408

4.00%, 8/1/28	500	604,820

4.00%, 8/1/33	660	785,770

4.00%, 8/1/34	1,075	1,276,326

4.00%, 8/1/35	500	592,675

4.00%, 8/1/38	500	588,555

4.00%, 8/1/40	675	791,485

4.00%, 8/1/41	750	877,515

Glendale Unified School District, CA, (Election of 2011):

3.00%, 9/1/37	2,400	2,619,144

3.00%, 9/1/38	2,195	2,360,722

La Canada Unified School District, CA, (Election of 2017):

4.00%, 8/1/33	500	597,095

4.00%, 8/1/40	1,000	1,176,140

4.00%, 8/1/45	1,445	1,682,500

Liberty Union High School District, CA, (Election of 2016):

3.00%, 8/1/35	20	21,957

3.00%, 8/1/36	50	54,649

3.00%, 8/1/37	810	880,381

3.00%, 8/1/38	890	961,182

Long Beach Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	1,275	1,543,030

Long Beach Unified School District, CA, (Election of 2016), 5.00%, 8/1/37	250	296,245

Madera Unified School District, CA, (Election of 2018), 4.00%, 8/1/43	1,305	1,520,821

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Manteca Unified School District, CA, (Election of 2014):

4.00%, 8/1/34	$1,075	$1,275,552

4.00%, 8/1/35	500	592,310

Mariposa County Unified School District, CA, (Election of 2016):

5.00%, 8/1/40	1,315	1,548,071

5.00%, 8/1/43	1,265	1,486,615

Mendocino Unified School District, CA, (Election of 2020):

4.00%, 8/1/40	500	587,000

4.00%, 8/1/44	1,000	1,164,650

4.00%, 8/1/49	3,020	3,498,791

Milpitas Unified School District, CA, (Election of 2018), 3.00%, 8/1/38	3,000	3,302,550

Moreland School District, CA, (Election of 2020):

3.00%, 8/1/22	520	532,345

4.00%, 8/1/38	700	829,801

Mt. Diablo Unified School District, CA:

4.00%, 8/1/25(4)	3,100	3,426,430

4.00%, 8/1/26(4)	3,485	3,938,398

4.00%, 8/1/27(4)	3,000	3,451,890

4.00%, 8/1/28(4)	3,300	3,861,660

4.00%, 8/1/29(4)	3,300	3,916,737

Mt. San Antonio Community College District, CA, (Election of 2008), Prerefunded to 6/1/25, 5.00%, 6/1/33	750	876,353

Mt. San Jacinto Community College District, CA, (Election of 2014):

3.00%, 8/1/32	800	893,560

3.00%, 8/1/33	900	999,945

3.00%, 8/1/34	850	935,901

3.00%, 8/1/35	1,000	1,095,820

3.00%, 8/1/36	1,000	1,089,590

3.00%, 8/1/37	1,775	1,923,248

3.00%, 8/1/38	2,955	3,195,301

Old Adobe Union School District, CA, (Election of 2018):

4.00%, 8/1/42	155	181,161

4.00%, 8/1/44	750	873,488

4.00%, 8/1/48	2,625	3,043,530

5.00%, 8/1/44	1,860	2,185,853

Oxnard Union High School District, CA, (Election of 2018):

4.00%, 8/1/38	1,000	1,134,820

4.00%, 8/1/39	1,000	1,171,090

5.00%, 8/1/35	1,805	2,148,257

Pittsburg Unified School District, CA, (Election of 2014):

5.00%, 8/1/40	1,235	1,457,078

5.00%, 8/1/42	1,545	1,816,456

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Placer Union High School District, CA, (Election of 2018):

4.00%, 8/1/34	$1,000	$1,188,730

4.00%, 8/1/40	2,030	2,383,220

5.00%, 8/1/45	3,175	3,927,951

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/31	1,250	1,455,225

San Bernardino City Unified School District, CA, 2.00%, 12/30/21	3,500	3,516,345

San Diego Community College District, CA, 4.00%, 8/1/34	4,500	5,154,930

San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,741,230

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds:

4.00%, 8/1/33	1,000	1,223,190

4.00%, 8/1/34	3,285	4,005,663

4.00%, 8/1/35	1,200	1,460,556

4.00%, 8/1/44	1,200	1,429,812

4.00%, 8/1/45	8,295	9,860,515

5.00%, 8/1/34	1,765	2,293,582

5.00%, 8/1/35	250	324,283

San Francisco City and County, CA:

4.00%, 6/15/32	3,810	4,547,464

4.00%, 6/15/33	200	238,218

4.00%, 6/15/33	2,620	3,164,488

4.00%, 6/15/34	275	326,662

4.00%, 6/15/35	200	237,150

4.00%, 6/15/44	9,895	11,563,990

4.00%, 6/15/45	7,290	8,500,140

San Francisco Unified School District, CA, (Election of 2016):

4.00%, 6/15/34	3,855	4,565,515

4.00%, 6/15/35	2,000	2,364,420

San Juan Unified School District, CA, (Election of 2016):

3.00%, 8/1/35	1,900	2,088,537

3.00%, 8/1/36	3,000	3,289,110

4.00%, 8/1/31	590	705,894

4.00%, 8/1/33	3,300	3,928,848

4.00%, 8/1/34	2,800	3,324,384

San Luis Coastal Unified School District, CA, (Election of 2014):

5.00%, 8/1/36	3,550	4,215,873

5.00%, 8/1/37	1,835	2,174,438

San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/37	500	589,730

San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/35	500	602,325

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

San Mateo-Foster City School District, CA, (Election of 2020), 3.00%, 8/1/22	$6,145	$6,290,882

San Rafael City Elementary School District, CA, (Election of 2015), 5.00%, 8/1/38	500	619,655

Santa Clara County, CA, (Election of 2008), 4.00%, 8/1/34	1,605	1,864,962

Santa Monica-Malibu Unified School District, CA, (Election of 2018):

3.00%, 8/1/42	3,365	3,613,034

3.00%, 8/1/44	3,500	3,737,475

Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	947,568

Simi Valley Unified School District, CA, (Election of 2016):

4.00%, 8/1/37	290	342,458

4.00%, 8/1/38	1,080	1,272,823

4.00%, 8/1/39	1,215	1,428,937

4.00%, 8/1/40	1,380	1,620,120

4.00%, 8/1/41	1,545	1,809,875

4.00%, 8/1/50	1,615	1,869,895

Sonoma Valley Unified School District, CA, (Election of 2016):

4.00%, 8/1/34	530	630,027

4.00%, 8/1/35	500	593,395

4.00%, 8/1/36	500	591,885

4.00%, 8/1/37	750	885,667

4.00%, 8/1/38	500	589,270

4.00%, 8/1/39	1,000	1,176,080

Tahoe-Truckee Unified School District, CA, (Election of 2014):

5.00%, 8/1/33	500	597,435

5.00%, 8/1/36	1,000	1,188,090

Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/42	2,145	2,507,033

West Sonoma County Union High School District, CA, (Election of 2018):

5.00%, 8/1/37	500	619,755

5.00%, 8/1/40	1,125	1,389,791

5.00%, 8/1/43	1,000	1,228,680

Westminster School District, CA, (Election of 2016):

5.00%, 8/1/38	400	472,960

5.00%, 8/1/39	585	690,195

5.00%, 8/1/42	1,000	1,174,160

		$288,289,897

Hospital — 3.7%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$3,766,199

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (City of Hope):

5.00%, 11/15/32	$735	$773,440

5.00%, 11/15/35	1,050	1,104,190

California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	1,210	1,441,025

California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,611,926

California Health Facilities Financing Authority, (Providence St. Joseph Health):

5.00%, 10/1/30	400	483,344

5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,491,756

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,622,580

California Municipal Finance Authority, (NorthBay Healthcare Group):

5.00%, 11/1/24	800	897,624

5.00%, 11/1/25	200	223,890

5.00%, 11/1/26	500	589,160

5.00%, 11/1/27	165	183,756

5.00%, 11/1/29	105	116,152

5.00%, 11/1/30	150	165,443

Series 2017A, 5.00%, 11/1/25	800	921,832

California Public Finance Authority, (Henry Mayo Newhall Hospital):

4.00%, 10/15/25	390	437,810

4.00%, 10/15/26	415	475,138

5.00%, 10/15/33	425	501,470

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,390,360

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,501,850

		$27,698,945

Housing — 1.3%

California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(1)	$2,100	$1,990,107

CSCDA Community Improvement Authority, CA, Essential Housing Revenue:

2.65%, 12/1/46(1)	1,590	1,497,176

2.80%, 3/1/47(1)	1,000	957,710

Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,285,940

Independent Cities Finance Authority, CA, (Union City Tropics), 5.00%, 5/15/48	2,000	2,387,380

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	$1,725	$1,862,344

		$9,980,657

Industrial Development Revenue — 0.3%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	$2,500	$2,626,425

		$2,626,425

Insured – Electric Utilities — 0.6%

Puerto Rico Electric Power Authority:

(NPFG), 5.00%, 7/1/23	$125	$126,730

(NPFG), 5.25%, 7/1/22	1,500	1,511,115

(NPFG), 5.25%, 7/1/32	2,100	2,279,445

(NPFG), Series QQ, 5.00%, 7/1/22	180	182,491

(NPFG), Series RR, 5.00%, 7/1/22	140	141,938

(NPFG), Series RR, 5.00%, 7/1/24	300	304,152

(NPFG), Series SS, 5.00%, 7/1/24	130	131,799

		$4,677,670

Insured – General Obligations — 4.3%

Cambrian School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/22	$1,645	$1,711,162

Compton Community College District, CA, (Election of 2014), (BAM), 5.00%, 8/1/36	1,690	2,007,872

Cotati-Rohnert Park Unified School District, CA, (Election of 2016):

(AGM), 5.00%, 8/1/33	710	847,989

(AGM), 5.00%, 8/1/34	825	983,615

(AGM), 5.00%, 8/1/35	955	1,136,612

(AGM), 5.00%, 8/1/36	1,015	1,205,911

(AGM), 5.00%, 8/1/37	1,135	1,346,133

(AGM), 5.00%, 8/1/38	1,175	1,391,141

Galt Joint Union High School District, CA, (Election of 2016):

(BAM), 5.00%, 8/1/37	500	593,010

(BAM), 5.00%, 8/1/38	500	591,975

(BAM), 5.00%, 8/1/43	1,000	1,175,190

La Mesa-Spring Valley School District, CA, (Election of 2020), (BAM), 4.00%, 8/1/46	1,775	2,015,477

Mountain View School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/38	375	439,541

Natomas Unified School District, CA, (BAM), 5.00%, 8/1/32	830	990,879

Porterville Unified School District, CA, (BAM), 4.00%, 8/1/22	600	618,882

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Rio Elementary School District, CA, (Election of 2018):

(AGM), 5.00%, 8/1/39	$555	$672,754

(BAM), 5.00%, 8/1/47	1,750	2,144,520

San Leandro Unified School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,235,630

Santa Rosa High School District, CA, (Election of 2014):

(BAM), 4.00%, 8/1/33	1,260	1,518,086

(BAM), 4.00%, 8/1/36	1,660	1,984,447

(BAM), 4.00%, 8/1/37	425	506,672

(BAM), 4.00%, 8/1/38	500	594,745

South Whittier School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/45	1,000	1,157,320

Ukiah Unified School District, CA, (Election of 2020):

(AGM), 5.00%, 8/1/34	800	998,048

(AGM), 5.00%, 8/1/36	1,025	1,275,049

(AGM), 5.00%, 8/1/40	1,000	1,238,310

(AGM), 5.00%, 8/1/42	1,085	1,337,718

Winters Joint Unified School District, CA, (Election of 2018), (AGM), 4.00%, 8/1/39	250	292,773

		$32,011,461

Insured – Housing — 0.5%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 4.00%, 5/15/32	$600	$726,024

(BAM), 4.00%, 5/15/33	600	723,390

(BAM), 5.00%, 5/15/26	350	415,968

(BAM), 5.00%, 5/15/28	375	466,204

(BAM), 5.00%, 5/15/30	450	580,909

(BAM), 5.00%, 5/15/31	400	525,700

		$3,438,195

Insured – Special Tax Revenue — 1.0%

Dana Point Community Facilities District No. 2006-1, CA:

(BAM), 4.00%, 9/1/37	$600	$716,442

(BAM), 4.00%, 9/1/41	2,000	2,364,100

Lake Elsinore School Financing Authority, CA:

(BAM), 5.00%, 10/1/36	1,570	1,982,596

(BAM), 5.00%, 10/1/37	470	591,500

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/41	1,320	1,544,241

		$7,198,879

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 1.4%

Alameda Corridor Transportation Authority, CA, (AGM), 5.00%, 10/1/37	$5,075	$6,055,439

Ontario International Airport Authority, CA:

(AGM), (AMT), 4.00%, 5/15/35	1,100	1,306,151

(AGM), (AMT), 4.00%, 5/15/38	1,000	1,175,900

San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,767,168

		$10,304,658

Lease Revenue / Certificates of Participation — 0.2%

San Francisco City and County Airport Commission, CA, (SFO Fuel Company, LLC), (AMT), 5.00%, 1/1/39	$1,510	$1,839,437

		$1,839,437

Other Revenue — 2.1%

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):

5.00%, 11/1/33	$1,740	$1,907,092

5.00%, 11/1/34	1,290	1,413,595

Green Bonds, 5.00%, 11/1/30	275	367,449

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	4,380	4,396,600

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles County):

5.00%, 12/1/28	640	807,706

5.00%, 12/1/29	675	869,292

5.00%, 12/1/30	705	925,059

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2013A, 0.39%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(3)	4,800	4,800,576

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	520,370

		$16,007,739

Senior Living / Life Care — 1.3%

California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	$250	$291,555

California Municipal Finance Authority, (HumanGood - California Obligated Group):

4.00%, 10/1/34	755	852,931

4.00%, 10/1/37	3,300	3,710,817

California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,170,600

California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	575	580,244

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

California Statewide Communities Development Authority, (American Baptist Homes of the West):

5.00%, 10/1/23	$500	$543,975

5.00%, 10/1/26	500	579,765

5.00%, 10/1/27	780	899,082

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	772,372

		$9,401,341

Solid Waste — 0.1%

Yolo County Public Agencies Financing Authority, CA, Solid Waste Revenue, 4.00%, 12/1/35	$500	$598,745

		$598,745

Special Tax Revenue — 3.9%

Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$1,662,784

Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):

3.00%, 9/1/24	130	136,733

4.00%, 9/1/27	100	112,397

4.00%, 9/1/30	100	112,893

4.00%, 9/1/32	100	112,121

4.00%, 9/1/34	115	128,457

4.00%, 9/1/35	185	206,375

4.00%, 9/1/36	195	217,302

4.00%, 9/1/37	215	239,207

4.00%, 9/1/38	230	255,316

4.00%, 9/1/39	165	183,021

Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):

3.00%, 9/1/23	435	453,936

3.00%, 9/1/24	150	158,654

4.00%, 9/1/26	125	139,929

4.00%, 9/1/27	125	141,470

4.00%, 9/1/28	130	148,737

4.00%, 9/1/29	135	156,403

4.00%, 9/1/30	135	156,597

4.00%, 9/1/31	100	115,607

4.00%, 9/1/32	150	172,838

4.00%, 9/1/33	205	235,703

4.00%, 9/1/41	600	684,714

4.00%, 9/1/46	500	565,505

4.00%, 9/1/51	700	789,047

20	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Irvine Community Facilities District No. 2013-3, CA, (Great Park):

5.00%, 9/1/30	$580	$647,680

5.00%, 9/1/31	465	518,052

5.00%, 9/1/33	545	605,201

5.00%, 9/1/35	1,150	1,339,646

5.00%, 9/1/38	1,000	1,159,350

Series 2014, 5.00%, 9/1/32	450	500,463

Series 2014, 5.00%, 9/1/34	360	399,161

Series 2018, 5.00%, 9/1/32	625	731,631

Series 2018, 5.00%, 9/1/34	765	892,281

Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/23	520	521,903

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,792,515

Ontario Community Facilities District No. 53, CA, (Tevelde Facilities):

4.00%, 9/1/24	200	217,378

4.00%, 9/1/26	250	279,607

4.00%, 9/1/29	300	343,992

4.00%, 9/1/36	500	575,580

Riverside County Transportation Commission, CA, Sales Tax Revenue, 5.00%, 6/1/34	1,150	1,430,105

San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, 5.00%, 4/1/26	335	402,526

San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):

3.00%, 9/1/24	150	158,123

4.00%, 9/1/27	130	147,521

4.00%, 9/1/29	185	214,920

4.00%, 9/1/31	100	116,033

4.00%, 9/1/33	125	144,338

4.00%, 9/1/36	175	201,577

4.00%, 9/1/39	200	228,868

4.00%, 9/1/41	175	199,587

San Mateo County Transportation Authority, CA, Sales Tax Revenue, (LOC: Bank of America, N.A.), 0.07%, 6/1/49(2)	5,000	5,000,000

South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):

5.00%, 8/15/27	515	527,916

5.00%, 8/15/28	775	794,367

Successor Agency to San Francisco City and County Redevelopment Agency, CA, 5.00%, 8/1/37	1,630	1,917,956

		$29,294,023

Security	Principal Amount (000’s omitted)	Value

Transportation — 8.2%

Alameda Corridor Transportation Authority, CA:

5.00%, 10/1/36	$2,250	$2,639,385

5.00%, 10/1/37	2,200	2,574,924

Bay Area Toll Authority, CA, (San Francisco Bay Area):

0.33%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(3)	2,500	2,503,600

0.50%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(3)	800	809,264

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,000	1,034,890

California Municipal Finance Authority, (LINXS Automated People Mover):

(AMT), 5.00%, 12/31/31	2,915	3,563,500

(AMT), 5.00%, 12/31/36	2,570	3,108,055

(AMT), 5.00%, 12/31/37	1,025	1,236,693

(AMT), 5.00%, 12/31/43	2,060	2,469,837

Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	606,400

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/25	1,500	1,738,860

(AMT), 5.00%, 5/15/29	1,000	1,271,200

(AMT), 5.00%, 5/15/33	1,675	2,074,320

(AMT), 5.00%, 5/15/41	1,660	1,899,920

(AMT), 5.00%, 5/15/46	4,500	5,250,330

San Diego County Regional Airport Authority, CA:

(AMT), 5.00%, 7/1/22	500	517,445

(AMT), 5.00%, 7/1/30	1,000	1,211,690

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

(AMT), 5.00%, 5/1/41	4,905	5,746,404

(AMT), 5.00%, 5/1/44	2,465	2,728,730

(AMT), 5.00%, 5/1/46	2,330	2,715,336

San Jose, CA, Airport Revenue:

(AMT), 5.00%, 3/1/24	750	832,035

(AMT), 5.00%, 3/1/25	815	936,011

(AMT), 5.00%, 3/1/26	1,535	1,818,162

(AMT), 5.00%, 3/1/37	1,735	2,057,380

(AMT), 5.00%, 3/1/41	3,000	3,546,750

(AMT), 5.00%, 3/1/47	5,500	6,486,700

		$61,377,821

Water and Sewer — 6.7%

Beverly Hills Public Financing Authority, CA, Water Revenue:

4.00%, 6/1/37	$500	$605,715

4.00%, 6/1/38	2,250	2,716,988

4.00%, 6/1/39	1,715	2,062,545

4.00%, 6/1/40	1,080	1,294,088

21	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

California Department of Water Resources, 5.00%, 12/1/32	$220	$274,153

Dublin San Ramon Services District, CA, Water Revenue, 5.00%, 8/1/30	980	1,211,594

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/32	1,500	1,742,565

Eastern Municipal Water District, CA, Water and Wastewater Revenue, 5.00%, 7/1/37	500	590,975

Metropolitan Water District of Southern California, 0.19%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(3)	3,330	3,331,132

Orange County Sanitation District, CA, 5.00%, 2/1/22	300	304,764

Orange County Water District, CA, 5.00%, 8/15/33	200	258,842

Pasadena, CA, Water Revenue:

5.00%, 6/1/38	1,480	1,918,406

5.00%, 6/1/39	1,500	1,939,455

Rancho California Water District Financing Authority:

4.00%, 8/1/38	1,500	1,800,045

4.00%, 8/1/39	2,800	3,351,740

Ross Valley Public Financing Authority, CA, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	566,925

San Diego Public Facilities Financing Authority, CA, Water Revenue:

4.00%, 8/1/36	1,000	1,208,800

4.00%, 8/1/37	1,000	1,205,130

San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00%, 10/1/43	14,140	16,388,684

San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 4.00%, 8/1/39	1,500	1,786,155

South Gate Utility Authority, CA, Water Revenue, 4.00%, 10/1/34	2,360	2,753,223

Upper Santa Clara Valley Joint Powers Authority, CA:

4.00%, 8/1/45	1,320	1,458,758

5.00%, 8/1/36	300	373,629

5.00%, 8/1/37	300	372,741

5.00%, 8/1/38	250	310,010

		$49,827,062

Total Tax-Exempt Municipal Obligations — 84.3% (identified cost $609,875,395)		$631,340,002

Taxable Municipal Obligations — 11.1%
Security	Principal Amount (000’s omitted)	Value

Education — 0.7%

California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,885	$2,891,260

California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	207,409

California State University, 1.361%, 11/1/27	2,500	2,485,875

		$5,584,544

General Obligations — 3.9%

Belmont-Redwood Shores School District, CA:

1.317%, 8/1/27	$500	$497,495

1.477%, 8/1/28	1,415	1,406,029

1.477%, 8/1/28	900	891,990

1.676%, 8/1/29	1,010	999,738

Campbell Union High School District, CA, 1.113%, 8/1/27	1,000	994,180

El Monte Union High School District, CA:

1.526%, 6/1/28	1,325	1,306,927

1.656%, 6/1/29	1,000	983,950

Marin Community College District, CA, 2.29%, 8/1/35	750	748,027

Mountain View Whisman School District, CA:

1.491%, 9/1/28	1,110	1,112,575

1.711%, 9/1/29	1,560	1,572,511

Mt. San Antonio Community College District, CA:

1.289%, 8/1/28	720	710,395

1.497%, 8/1/29	575	568,738

Ohlone Community College District, CA, 2.243%, 8/1/33	220	221,648

Ojai Unified School District, CA, 2.019%, 8/1/31	480	487,234

Palmdale School District, CA:

1.322%, 8/1/27	500	496,525

1.67%, 8/1/29	500	495,060

Riverside Community College District, CA:

1.124%, 8/1/26	2,000	2,009,140

1.399%, 8/1/27	1,900	1,907,657

1.589%, 8/1/28	2,000	2,009,520

San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,217,353

Santa Clarita Community College District, CA:

1.146%, 8/1/26	1,250	1,258,775

1.393%, 8/1/27	900	904,842

1.563%, 8/1/28	1,250	1,255,475

1.791%, 8/1/29	265	267,812

Tamalpais Union High School District, CA, 1.414%, 8/1/30	475	465,358

Tustin Unified School District, CA:

1.654%, 8/1/30	1,230	1,226,150

1.854%, 8/1/32	1,070	1,072,793

22	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Tustin Unified School District, CA: (continued)

1.954%, 8/1/33	$590	$593,410

2.649%, 8/1/42	1,125	1,135,035

		$28,816,342

Hospital — 0.6%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,547,080

		$4,547,080

Housing — 0.6%

Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):

3.20%, 6/15/41	$775	$771,482

3.20%, 6/15/56	3,685	3,539,258

		$4,310,740

Insured – General Obligations — 0.9%

Byron Union School District, CA:

(BAM), 1.551%, 8/1/27	$265	$267,722

(BAM), 2.10%, 8/1/30	345	351,645

(BAM), 2.20%, 8/1/31	380	388,003

Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	513,365

Oak Grove School District, CA:

(BAM), 2.397%, 8/1/34	275	275,514

(BAM), 2.497%, 8/1/35	285	286,103

(BAM), 2.597%, 8/1/36	290	291,963

Sanger Unified School District, CA:

(BAM), 2.371%, 8/1/35	445	443,367

(BAM), 2.734%, 8/1/42	3,415	3,302,885

Santa Rosa High School District, CA:

(BAM), 1.676%, 8/1/28	255	255,339

(BAM), 1.932%, 8/1/29	220	220,893

		$6,596,799

Insured – Other Revenue — 0.2%

San Fernando, CA, Pension Obligation Bonds:

(AGM), 1.109%, 1/1/26	$700	$695,058

(AGM), 1.379%, 1/1/27	1,060	1,049,792

		$1,744,850

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.0%

Lake Elsinore Reassessment District No. 2021-1, CA:

(AGM), 1.153%, 9/2/25	$335	$334,461

(AGM), 1.403%, 9/2/26	345	345,124

Rio Elementary School District Community Facilities District No. 1, CA:

(BAM), 1.826%, 9/1/28	1,000	1,000,020

(BAM), 2.00%, 9/1/27	1,810	1,846,417

(BAM), 2.107%, 9/1/29	500	504,165

(BAM), 2.307%, 9/1/31	1,500	1,522,605

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.388%, 8/1/22	955	978,445

Successor Agency to West Hollywood Community Development Commission, CA:

(AGM), 1.518%, 9/1/27	375	370,736

(AGM), 1.668%, 9/1/28	400	394,388

(AGM), 1.847%, 9/1/29	385	378,971

		$7,675,332

Insured – Transportation — 0.1%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	$740	$652,754

		$652,754

Lease Revenue / Certificates of Participation — 1.1%

Downey, CA, Pension Obligation Bonds:

1.95%, 6/1/31	$185	$179,498

2.05%, 6/1/32	850	824,041

Golden State Tobacco Securitization Corp., CA, 1.886%, 6/1/27(4)	5,845	5,900,878

Monterey Park, CA, Pension Obligation Bonds:

2.193%, 6/1/33	560	548,699

2.293%, 6/1/34	750	730,365

		$8,183,481

Other Revenue — 0.9%

Manhattan Beach, CA, Pension Obligation Bonds:

2.141%, 1/1/30	$400	$404,056

2.241%, 1/1/31	400	404,564

2.341%, 1/1/32	650	657,930

2.491%, 1/1/33	675	686,387

San Anselmo, CA, Pension Obligation Bonds:

1.759%, 8/1/29	500	491,455

2.299%, 8/1/32	1,465	1,436,374

23	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Santa Cruz County, CA, Pension Obligation Bonds:

1.274%, 6/1/27	$1,000	$994,910

1.444%, 6/1/28	1,000	991,820

1.661%, 6/1/29	1,000	991,370

		$7,058,866

Special Tax Revenue — 0.2%

Successor Agency to San Diego Redevelopment Agency, CA:

3.25%, 9/1/22	$250	$256,848

3.375%, 9/1/23	250	263,903

3.50%, 9/1/24	250	270,022

3.625%, 9/1/25	250	275,255

3.75%, 9/1/26	250	275,635

		$1,341,663

Transportation — 0.3%

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

1.513%, 5/15/29	$775	$753,393

1.613%, 5/15/30	900	869,076

San Jose, CA, Airport Revenue:

0.65%, 3/1/24	250	249,243

2.21%, 3/1/29	500	505,850

		$2,377,562

Water and Sewer — 0.6%

California Department of Water Resources:

1.051%, 12/1/26	$2,500	$2,493,325

1.352%, 12/1/27	500	500,605

1.502%, 12/1/28	500	499,600

1.732%, 12/1/29	500	503,080

1.882%, 12/1/30	550	554,719

		$4,551,329

Total Taxable Municipal Obligations — 11.1% (identified cost $83,009,574)		$83,441,342

Total Investments — 96.2% (identified cost $697,896,091)		$720,538,800

Other Assets, Less Liabilities — 3.8%		$28,373,858

Net Assets — 100.0%		$748,912,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $17,493,166 or 2.3% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(3)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(4)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 87.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,481,353

		$4,481,353

Education — 21.2%

Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,816,200

Massachusetts Development Finance Agency, (Bentley University):

4.00%, 7/1/38	420	498,036

4.00%, 7/1/40	1,300	1,533,493

Massachusetts Development Finance Agency, (Berklee College of Music):

5.00%, 10/1/29	1,000	1,192,340

5.00%, 10/1/39	2,000	2,348,520

Massachusetts Development Finance Agency, (Boston University):

5.00%, 10/1/46	3,000	3,544,710

5.45%, 5/15/59	400	522,820

Massachusetts Development Finance Agency, (Dexter Southfield):

5.00%, 5/1/33	1,550	1,744,866

5.00%, 5/1/35	1,660	1,868,214

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,070,199

Massachusetts Development Finance Agency, (Northeastern University):

5.00%, 10/1/29	3,845	4,021,139

5.00%, 3/1/33	1,950	2,157,324

Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,903,160

Massachusetts Development Finance Agency, (Suffolk University):

5.00%, 7/1/31	620	765,855

5.00%, 7/1/32	770	948,178

5.00%, 7/1/38	340	411,686

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,831,048

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,371,020

Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,805,105

Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,107,550

		$43,461,463

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.6%

Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	$1,100	$1,191,949

		$1,191,949

General Obligations — 28.4%

Acton-Boxborough Regional School District, MA, 5.00%, 3/1/32	$2,075	$2,642,139

Attleboro, MA, 3.00%, 10/15/36	2,630	2,881,533

Belmont, MA:

4.00%, 2/15/29	1,195	1,425,539

4.00%, 2/15/30	1,245	1,484,326

4.00%, 2/15/31	1,045	1,239,527

4.00%, 3/15/31	2,910	3,457,633

Boston, MA, 4.00%, 3/1/31	3,000	3,243,630

Braintree, MA, 4.00%, 10/15/21	585	585,690

Cape Cod Regional Technical High School District, MA, 4.00%, 11/15/35	1,330	1,555,262

Chelmsford, MA, 5.00%, 4/15/22	2,000	2,051,440

Danvers, MA:

4.00%, 8/15/30	600	716,508

4.00%, 8/15/33	540	640,651

Franklin, MA:

4.00%, 5/15/30	200	237,424

4.00%, 5/15/32	455	537,655

4.00%, 5/15/33	455	537,833

5.00%, 5/15/29	210	264,333

Harvard, MA:

4.00%, 8/15/30	1,025	1,224,035

4.00%, 8/15/31	1,270	1,511,338

Hingham, MA:

3.00%, 2/15/37	1,700	1,869,388

4.00%, 2/15/32	425	508,436

4.00%, 2/15/33	410	489,179

Lexington, MA, 4.00%, 2/1/29	1,855	2,210,121

Lincoln, MA:

4.00%, 3/1/30	2,120	2,512,285

4.00%, 3/1/31	2,205	2,607,368

4.00%, 3/1/33	2,285	2,691,524

Manchester Essex Regional School District, MA:

4.00%, 2/1/41	1,075	1,240,733

4.00%, 2/1/42	975	1,121,650

Massachusetts, 5.00%, 3/1/31	3,000	3,325,950

Medford, MA, 5.00%, 7/15/29	735	928,768

Shrewsbury, MA, 4.00%, 7/15/33	2,370	2,807,218

Swampscott, MA, 5.00%, 1/15/26	355	424,715

25	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Weston, MA:

4.00%, 1/15/31	$1,275	$1,530,995

4.00%, 1/15/32	1,495	1,784,103

Winchester, MA, 5.00%, 4/15/36	775	777,775

Worcester, MA, 2.00%, 2/1/22	5,000	5,030,500

		$58,097,204

Hospital — 11.1%

Massachusetts Development Finance Agency, (Berkshire Health Systems):

5.00%, 10/1/28	$1,600	$2,031,888

5.00%, 10/1/29	600	776,628

5.00%, 10/1/31	400	535,868

Massachusetts Development Finance Agency, (Beth Israel Lahey Health):

5.00%, 7/1/33	625	782,719

5.00%, 7/1/38	600	740,526

Massachusetts Development Finance Agency, (CareGroup):

5.00%, 7/1/27	1,000	1,195,210

5.00%, 7/1/43	2,000	2,410,700

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,087,314

Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,021,122

Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,294,920

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,952,864

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,239,573

Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 0.05%, 7/1/40(1)	2,690	2,690,000

		$22,759,332

Housing — 1.4%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.60%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,935	$2,935,000

		$2,935,000

Industrial Development Revenue — 0.7%

National Finance Authority, NH, (Covanta):

4.625%, 11/1/42(3)	$670	$699,232

(AMT), 4.875%, 11/1/42(3)	740	775,431

		$1,474,663

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 3.7%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,570,891

		$7,570,891

Insured – Special Tax Revenue — 4.2%

Martha’s Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$1,991,986

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,520,730

		$8,512,716

Insured – Transportation — 3.9%

Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,993,120

		$7,993,120

Senior Living / Life Care — 0.8%

Massachusetts Development Finance Agency, (Carleton- Willard Village):

4.00%, 12/1/42	$490	$544,361

5.00%, 12/1/42	525	604,133

Massachusetts Development Finance Agency, (Linden Ponds, Inc.):

5.00%, 11/15/33(3)	205	229,946

5.00%, 11/15/38(3)	135	150,073

		$1,528,513

Special Tax Revenue — 3.5%

American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$122,692

Massachusetts Bay Transportation Authority, Sales Tax Revenue:

4.00%, 7/1/40	2,500	3,003,000

5.00%, 7/1/26	2,000	2,411,240

5.25%, 7/1/31	1,240	1,701,950

		$7,238,882

Transportation — 5.9%

Massachusetts Port Authority:

(AMT), 5.00%, 7/1/31	$1,555	$1,952,831

(AMT), 5.00%, 7/1/34	2,110	2,530,713

(AMT), 5.00%, 7/1/38	1,400	1,796,998

(AMT), 5.00%, 7/1/43	3,000	3,510,840

Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,240,200

		$12,031,582

26	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.3%

Springfield Water and Sewer Commission, MA:

4.00%, 4/15/30	$225	$269,982

4.00%, 4/15/33	335	397,276

		$667,258

Total Tax-Exempt Municipal Obligations — 87.9% (identified cost $166,269,148)		$179,943,926

Taxable Municipal Obligations — 12.6%
Security	Principal Amount (000’s omitted)	Value
Education — 3.7%

Massachusetts Development Finance Agency, (Bentley University):

0.944%, 7/1/24	$650	$649,363

1.192%, 7/1/25	765	762,437

1.392%, 7/1/26	550	546,315

1.60%, 7/1/27	850	841,577

1.82%, 7/1/28	650	641,654

Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	1,000	987,280

University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	3,047,647

		$7,476,273

General Obligations — 2.0%

Massachusetts, 2.514%, 7/1/41	$4,000	$4,008,840

		$4,008,840

Insured-Hospital — 0.5%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,088,390

		$1,088,390

Special Tax Revenue — 5.4%

Massachusetts Bay Transportation Authority, Sales Tax Revenue:

1.24%, 7/1/26	$1,715	$1,723,764

1.525%, 7/1/27	1,500	1,513,440

Massachusetts School Building Authority:

1.75%, 2/15/29	3,295	3,259,941

2.95%, 5/15/43	2,500	2,553,100

3.395%, 10/15/40	2,000	2,104,020

		$11,154,265

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.0%

Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,000	$1,993,780

		$1,993,780

Total Taxable Municipal Obligations — 12.6% (identified cost $25,380,128)		$25,721,548

Total Investments — 100.5% (identified cost $191,649,276)		$205,665,474

Other Assets, Less Liabilities — (0.5)%		$(1,018,640)

Net Assets — 100.0%		$204,646,834

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 12.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $1,977,374 or 1.0% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments

Corporate Bonds — 0.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.5%

Montefiore Obligated Group, 4.29%, 9/1/50	$2,080	$2,166,740

Total Corporate Bonds — 0.5% (identified cost $2,080,000)		$2,166,740

Tax-Exempt Municipal Obligations — 93.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):

5.00%, 6/15/34	$1,000	$1,287,560

5.00%, 6/15/35	1,000	1,285,040

5.00%, 6/15/36	1,140	1,460,625

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds:

4.00%, 10/15/34	400	487,244

4.00%, 10/15/38	750	901,395

5.00%, 4/15/33	400	531,684

5.00%, 8/15/44	4,680	5,915,801

		$11,869,349

Cogeneration — 0.3%

Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,320	$1,331,801

		$1,331,801

Education — 11.2%

Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$277,190

Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	225,774

Build NYC Resource Corp., NY, (New World Preparatory Charter School):

4.00%, 6/15/31(1)	240	266,218

4.00%, 6/15/41(1)	315	345,492

Hempstead Local Development Corp., NY, (Hofstra University):

5.00%, 7/1/29	100	128,453

5.00%, 7/1/30	100	130,902

5.00%, 7/1/31	130	173,475

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Hempstead Local Development Corp., NY, (Hofstra University): (continued)

5.00%, 7/1/32	$300	$398,478

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):

5.00%, 10/1/31	235	281,309

5.00%, 10/1/32	260	310,534

Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):

5.00%, 6/1/40(1)	430	505,203

5.00%, 6/1/59(1)	1,600	1,845,712

New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	2,035,192

New York Dormitory Authority, (Columbia University):

5.00%, 10/1/26	250	304,560

5.00%, 10/1/38	8,910	11,055,261

New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.), 0.06%, 7/1/39(2)	3,000	3,000,000

New York Dormitory Authority, (New York University):

4.00%, 7/1/37	1,500	1,816,215

4.00%, 7/1/39	1,125	1,353,499

New York Dormitory Authority, (Rochester Institute of Technology):

5.00%, 7/1/37	1,450	1,822,186

5.00%, 7/1/40	1,265	1,579,593

New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,095	10,135,830

Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/45	1,320	1,639,625

St. Lawrence County Industrial Development Agency, NY, (Clarkson University):

Series 2021A, 5.00%, 9/1/36	100	127,477

Series 2021A, 5.00%, 9/1/37	130	165,182

Series 2021A, 5.00%, 9/1/38	125	158,406

Series 2021A, 5.00%, 9/1/39	125	157,966

Series 2021A, 5.00%, 9/1/40	100	125,870

Series 2021A, 5.00%, 9/1/41	125	156,881

Series 2021B, 5.00%, 9/1/34(3)	235	293,287

Series 2021B, 5.00%, 9/1/35(3)	230	286,474

Series 2021B, 5.00%, 9/1/36(3)	250	310,645

Series 2021B, 5.00%, 9/1/37(3)	260	322,039

Series 2021B, 5.00%, 9/1/38(3)	210	259,430

Series 2021B, 5.00%, 9/1/39(3)	200	246,400

Series 2021B, 5.00%, 9/1/40(3)	250	306,795

Series 2021B, 5.00%, 9/1/41(3)	250	305,923

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):

5.00%, 9/1/37	$1,250	$1,585,087

5.00%, 9/1/38	3,925	4,965,046

5.00%, 9/1/39	1,500	1,892,610

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	919,041

		$52,215,260

Electric Utilities — 7.2%

Long Island Power Authority, NY, Electric System Revenue:

4.00%, 9/1/37	$1,150	$1,379,966

4.00%, 9/1/38	2,900	3,470,372

4.00%, 9/1/41	2,030	2,407,133

5.00%, 9/1/32	750	985,433

5.00%, 9/1/35	2,400	3,024,888

5.00%, 9/1/39	2,500	3,115,650

New York Power Authority:

4.00%, 11/15/45	8,675	10,138,125

4.00%, 11/15/50	1,430	1,660,959

4.00%, 11/15/55	2,440	2,821,665

Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,005,570

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,193,330

		$33,203,091

Escrowed / Prerefunded — 2.9%

Geneva Development Corp., NY, (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,250	$1,304,887

Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	945,236

Sales Tax Asset Receivable Corp., NY:

Prerefunded to 10/15/24, 5.00%, 10/15/27	5,000	5,710,050

Prerefunded to 10/15/24, 5.00%, 10/15/28	5,000	5,710,050

		$13,670,223

General Obligations — 5.4%

Bedford Village Fire District, NY:

2.00%, 11/15/33	$420	$432,277

2.00%, 11/15/34	430	440,987

2.00%, 11/15/35	490	493,508

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

East Irondequoit Central School District, NY:

4.00%, 6/15/26	$275	$318,244

4.00%, 6/15/27	275	324,742

East Meadow Union Free School District, NY:

2.00%, 6/15/33	950	960,934

2.00%, 6/15/34	970	971,086

Series 2021A, 3.00%, 6/15/32	2,845	3,186,144

Series 2021B, 3.00%, 6/15/32	920	1,030,317

Hempstead, NY, 4.00%, 6/15/32	3,000	3,607,440

New Rochelle City School District, NY, 4.00%, 6/15/30	675	821,219

New York City, NY:

4.00%, 3/1/36	260	306,922

4.00%, 8/1/38	1,885	2,208,692

North Hempstead, NY:

2.00%, 9/15/33	85	86,327

2.00%, 9/15/35	170	170,444

Pelham Union Free School District, NY:

2.00%, 11/1/31	2,180	2,266,677

2.00%, 11/1/32	1,445	1,493,277

2.00%, 11/1/33	530	544,273

2.00%, 11/1/34	2,015	2,060,660

2.00%, 11/1/35	2,225	2,239,106

Valley Stream, NY:

2.25%, 5/15/27	250	250,060

2.375%, 5/15/28	255	255,059

Westchester County, NY, 2.00%, 10/15/33	510	525,443

		$24,993,838

Hospital — 5.6%

Brookhaven Local Development Corp., NY, (Long Island Community Hospital):

5.00%, 10/1/32	$700	$892,087

5.00%, 10/1/33	730	927,151

5.00%, 10/1/34	750	949,328

5.00%, 10/1/35	800	1,010,848

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):

4.00%, 11/1/47	470	492,165

5.00%, 11/1/37	1,615	1,855,102

Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	642,745

New York Dormitory Authority, (Catholic Health System Obligated Group):

4.00%, 7/1/38	975	1,107,347

4.00%, 7/1/39	1,130	1,279,555

29	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	$750	$922,680

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,889,805

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	3,452,070

New York Dormitory Authority, (Orange Regional Medical Center):

5.00%, 12/1/21(1)	500	503,645

5.00%, 12/1/30(1)	4,500	5,410,080

5.00%, 12/1/32(1)	2,200	2,634,104

		$25,968,712

Housing — 1.6%

Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):

5.00%, 5/1/28	$300	$353,970

5.00%, 5/1/29	540	633,971

5.00%, 5/1/30	635	741,788

5.00%, 5/1/31	450	524,367

5.00%, 5/1/32	1,095	1,272,248

New York City Housing Development Corp., NY, Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	799,608

New York Mortgage Agency, 3.65%, 4/1/32	425	458,885

Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):

5.00%, 6/1/27	185	218,894

5.00%, 6/1/28	550	646,206

5.00%, 6/1/29	160	186,859

5.00%, 6/1/42	1,250	1,410,362

		$7,247,158

Industrial Development Revenue — 3.2%

Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$540	$578,054

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,123,686

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	996,793

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	4,165	5,209,748

Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,181,600

		$15,089,881

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 3.3%

New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$9,234,720

New York Dormitory Authority, (School Districts Revenue Bond Financing Program):

(AGM), 5.00%, 10/1/30	1,750	2,265,725

(AGM), 5.00%, 10/1/31	2,800	3,610,012

		$15,110,457

Insured – Escrowed / Prerefunded — 2.3%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,475,581

		$10,475,581

Insured – General Obligations — 5.7%

East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/28	$870	$1,003,414

Monroe County, NY:

(AGM), 5.00%, 6/1/29	300	388,284

(AGM), 5.00%, 6/1/30	1,420	1,871,049

Nassau County, NY:

(AGM), 4.00%, 4/1/47	3,200	3,714,528

(AGM), 5.00%, 4/1/38	4,025	5,085,185

Oyster Bay, NY:

(AGM), 4.00%, 3/1/26	775	883,330

(AGM), 4.00%, 3/1/27	800	927,440

(AGM), 4.00%, 3/1/28	950	1,119,195

(AGM), 4.00%, 8/1/28	1,995	2,052,675

Rockland County, NY, (AGM), 4.00%, 4/1/31	160	188,629

Suffolk County, NY:

(BAM), 4.00%, 6/15/30	3,415	4,076,759

(BAM), 4.00%, 6/15/31	3,555	4,214,061

Yonkers, NY, (AGM), 4.00%, 2/15/35	675	807,820

		$26,332,369

Insured – Lease Revenue / Certificates of Participation — 0.1%

New York Dormitory Authority, (St. Lawrence-Lewis):

(BAM), 4.00%, 8/15/27	$195	$228,429

(BAM), 4.00%, 8/15/29	225	271,165

		$499,594

Insured – Other Revenue — 1.7%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/29	$1,500	$1,904,670

30	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGC), 0.00%, 3/1/31	$1,690	$1,420,090

(AGM), 3.00%, 3/1/39	3,620	3,896,930

(AGM), 3.00%, 3/1/40	720	772,697

		$7,994,387

Insured – Solid Waste — 0.5%

Onondaga County Resource Recovery Agency, NY:

(AGM), (AMT), 5.00%, 5/1/30	$275	$326,639

(AGM), (AMT), 5.00%, 5/1/31	350	414,281

(AGM), (AMT), 5.00%, 5/1/32	450	531,054

(AGM), (AMT), 5.00%, 5/1/33	375	441,139

(AGM), (AMT), 5.00%, 5/1/34	500	586,865

		$2,299,978

Insured – Transportation — 0.7%

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	$2,720	$3,315,082

		$3,315,082

Lease Revenue / Certificates of Participation — 1.0%

Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$3,855	$4,548,167

		$4,548,167

Other Revenue — 5.9%

Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,065	$3,861,103

Build NYC Resource Corp., NY, (Children’s Aid Society):

4.00%, 7/1/36	125	145,686

4.00%, 7/1/37	165	191,656

4.00%, 7/1/38	150	173,729

Chautauqua County Capital Resource Corp, NY, (Jamestown Center City Development Corp.), 2.50% to 5/1/22 (Put Date), 11/1/31	2,375	2,380,391

New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,353,158

New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	1,270	1,708,468

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

New York City Transitional Finance Authority, NY, (Building Aid):

5.00%, 7/15/30	$1,950	$2,457,117

5.00%, 7/15/43	3,560	4,166,375

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,105,700

New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/52	4,250	4,870,882

		$27,414,265

Senior Living / Life Care — 3.3%

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):

4.00%, 11/1/45	$1,650	$1,847,257

5.25%, 11/1/30	760	911,445

5.25%, 11/1/31	675	807,671

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	5,055,120

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):

Series 2019A, 5.00%, 12/1/40	150	173,652

Series 2020B, 5.00%, 12/1/40	2,000	2,315,360

Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	100	110,045

Westchester County Local Development Corp., NY, (Kendal on Hudson):

5.00%, 1/1/28	1,090	1,143,083

5.00%, 1/1/34	1,485	1,550,726

Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):

5.00%, 7/1/27	270	310,152

5.00%, 7/1/28	640	731,994

5.00%, 7/1/29	250	285,380

		$15,241,885

Special Tax Revenue — 10.6%

Nassau County Interim Finance Authority, NY, Sales Tax Revenue:

4.00%, 11/15/32	$3,000	$3,732,150

4.00%, 11/15/35	1,250	1,534,400

5.00%, 11/15/35	1,750	2,313,832

New York City Transitional Finance Authority, NY, Future Tax Revenue:

3.00%, 11/1/37	4,670	5,052,333

4.00%, 11/1/38	3,010	3,532,446

31	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)

4.00%, 5/1/41	$5,145	$5,958,579

5.00%, 11/1/29	4,000	5,218,320

5.00%, 5/1/39	2,160	2,608,351

New York Dormitory Authority, Personal Income Tax Revenue:

4.00%, 3/15/41	1,500	1,759,785

5.00%, 2/15/48	3,165	3,903,679

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/36	1,960	2,343,298

5.00%, 3/15/40	4,000	4,905,520

(AMT), 5.00%, 3/15/33	890	1,115,624

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	1,915	2,244,208

New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/42	2,500	2,887,875

		$49,110,400

Transportation — 15.4%

Albany County Airport Authority, NY:

(AMT), 5.00%, 12/15/24	$1,000	$1,140,440

(AMT), 5.00%, 12/15/25	500	588,550

(AMT), 5.00%, 12/15/26	1,000	1,207,160

Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	237,392

Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,921,951

New York Bridge Authority:

5.00%, 1/1/31	220	292,967

5.00%, 1/1/32	400	529,520

New York Thruway Authority:

4.00%, 1/1/39	5,000	5,807,450

5.00%, 1/1/37	775	939,703

5.00%, 1/1/38	3,000	3,784,230

5.00%, 1/1/39	210	264,260

5.00%, 1/1/40	1,940	2,436,291

Series 2016A, 5.00%, 1/1/33	3,125	3,664,406

Series 2019B, 5.00%, 1/1/33	1,910	2,443,769

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,988,489

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/39	3,760	4,313,246

4.00%, 12/1/42	1,425	1,614,140

5.00%, 12/1/33	500	635,510

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport): (continued)

(AMT), 4.00%, 12/1/40	$100	$113,303

(AMT), 4.00%, 12/1/41	1,000	1,129,000

(AMT), 5.00%, 12/1/35	550	688,650

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):

(AMT), 5.00%, 4/1/26	1,210	1,340,305

(AMT), 5.00%, 4/1/28	525	650,239

(AMT), 5.00%, 4/1/29	275	347,633

(AMT), 5.00%, 4/1/30	460	578,151

(AMT), 5.00%, 4/1/31	180	225,450

Port Authority of New York and New Jersey:

4.00%, 11/1/41	1,100	1,282,831

4.00%, 11/1/49	2,000	2,301,160

5.00%, 9/1/37	4,000	5,064,640

6.125%, 6/1/94	2,500	2,824,575

(AMT), 3.00%, 10/1/28	1,400	1,566,124

(AMT), 4.00%, 3/15/30	2,500	2,947,500

(AMT), 4.00%, 9/1/38	1,000	1,158,970

(AMT), 5.00%, 10/15/35	1,520	1,806,474

(AMT), 5.00%, 11/15/37	1,250	1,507,200

Triborough Bridge and Tunnel Authority, NY:

(LOC: State Street Bank and Trust Company), 0.06%, 1/1/32(4)	4,100	4,100,000

(LOC: State Street Bank and Trust Company), 0.08%, 1/1/32(2)	1,165	1,165,000

		$71,606,679

Water and Sewer — 3.3%

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/37	$1,000	$1,178,810

4.00%, 6/15/40	1,255	1,468,827

4.00%, 6/15/41	1,000	1,170,150

5.00%, 6/15/35	1,630	1,913,490

5.00%, 6/15/40	1,100	1,404,183

Series 2018 CC-1, 5.00%, 6/15/48	2,200	2,638,790

Series 2020 GG-1, 5.00%, 6/15/48	1,920	2,408,928

(SPA: State Street Bank and Trust Company), 0.10%, 6/15/49(2)	1,585	1,585,000

Western Nassau County Water Authority, NY, Green Bonds:

4.00%, 4/1/34	275	334,669

4.00%, 4/1/35	325	393,786

32	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Western Nassau County Water Authority, NY, Green Bonds: (continued)

5.00%, 4/1/30	$125	$164,189

5.00%, 4/1/31	140	187,543

5.00%, 4/1/32	225	299,459

5.00%, 4/1/33	275	364,446

		$15,512,270

Total Tax-Exempt Municipal Obligations — 93.8% (identified cost $416,194,886)		$435,050,427

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.3%

New York, 1.50%, 3/15/26	$10,000	$10,161,900

New York City, NY, 1.50%, 8/1/28	5,000	4,953,300

		$15,115,200

Hospital — 0.3%

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,545	$1,552,941

		$1,552,941

Special Tax Revenue — 1.0%

New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$4,880	$4,902,546

		$4,902,546

Total Taxable Municipal Obligations — 4.6% (identified cost $21,650,629)		$21,570,687

Miscellaneous — 0.1%
Security	Units	Value

Real Estate — 0.1%

CMS Liquidating Trust(1)(5)(6)	1,975,984	$395,197

Total Miscellaneous — 0.1% (identified cost $1,280,000)		$395,197

Total Investments — 99.0% (identified cost $441,205,515)		$459,183,051

Other Assets, Less Liabilities — 1.0%		$4,872,461

Net Assets — 100.0%		$464,055,512

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $17,662,098 or 3.8% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

33	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. Long Treasury Bond	(113)	Short	12/21/21	$(17,991,719)	$491,514

					$491,514

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

34	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations —99.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%

Ohio Water Development Authority:

4.00%, 6/1/36	$1,500	$1,693,065

5.00%, 12/1/35	2,000	2,376,880

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,283,650

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,755	2,268,144

		$7,621,739

Education — 12.8%

Bowling Green State University, OH:

4.00%, 6/1/39	$750	$865,747

4.00%, 6/1/45	1,300	1,479,062

Kent State University, OH:

5.00%, 5/1/37	215	271,220

5.00%, 5/1/38	250	314,628

5.00%, 5/1/39	265	332,681

5.00%, 5/1/40	405	507,368

Miami University, OH, 5.00%, 9/1/35	140	185,737

Ohio Higher Educational Facility Commission, (Case Western Reserve University):

5.00%, 12/1/26	350	425,639

5.00%, 12/1/27	300	363,510

5.00%, 12/1/40	1,000	1,193,660

Ohio Higher Educational Facility Commission, (Denison University):

4.00%, 11/1/39	115	135,766

5.25%, 11/1/46	1,355	1,647,802

Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,150,570

Ohio Higher Educational Facility Commission, (Oberlin College):

5.00%, 10/1/33	2,000	2,170,060

5.00%, 10/1/38	910	987,377

Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,223,830

Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	627,248

Ohio State University:

5.00%, 12/1/29	1,060	1,388,081

Green Bonds, 5.00%, 12/1/36	615	817,888

Ohio University, 5.00%, 12/1/35	500	598,275

Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):

4.00%, 4/1/33	335	394,546

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.): (continued)

4.00%, 4/1/34	$510	$598,658

4.00%, 4/1/35	350	409,815

4.00%, 4/1/36	350	407,435

4.00%, 4/1/37	560	649,986

4.00%, 4/1/38	400	463,160

4.00%, 4/1/39	415	479,325

4.00%, 4/1/40	415	478,304

University of Cincinnati, OH:

4.00%, 6/1/37	1,210	1,437,516

5.00%, 6/1/34	585	692,640

5.00%, 6/1/45	2,000	2,418,100

		$25,115,634

Electric Utilities — 2.7%

American Municipal Power, Inc., OH, (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,268,950

American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,160,910

American Municipal Power, Inc., OH, (Meldahl Hydroelectric):

4.00%, 2/15/34	2,005	2,223,685

5.00%, 2/15/33	595	695,442

		$5,348,987

Escrowed / Prerefunded — 3.6%

Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$524,170

Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,047,830

Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,147,620

Highland Local School District, OH:

Prerefunded to 6/1/23, 5.00%, 12/1/37	540	582,984

Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,187,560

Lakewood City School District, OH, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,083,859

Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,437,665

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,026

Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	23,648

		$7,094,362

35	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 13.4%

Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,004,030

Cincinnati City School District, OH, 5.25%, 12/1/29(1)	7,500	9,912,676

Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,787,205

Columbus, OH:

5.00%, 4/1/40	1,900	2,458,372

5.00%, 4/1/41	1,325	1,709,767

Cuyahoga Community College District, OH:

3.50%, 12/1/39	1,400	1,504,846

4.00%, 12/1/42	1,500	1,709,370

Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	550,860

Ohio, 5.00%, 5/1/33	1,500	1,830,630

Olentangy Local School District, OH, 4.00%, 12/1/29(2)	2,000	2,459,840

Streetsboro City School District, OH, 4.00%, 12/1/36	210	245,373

Westerville City School District, OH:

4.00%, 12/1/32	425	507,896

4.00%, 12/1/33	625	744,631

		$26,425,496

Hospital — 16.5%

Akron, OH, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron):

5.00%, 11/15/32	$2,450	$2,519,310

5.00%, 11/15/38	1,155	1,235,989

Akron, OH, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group):

4.00%, 11/15/35	500	584,050

4.00%, 11/15/37	150	173,546

Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,172,580

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	5,807,655

Bluffton, OH, (Blanchard Valley Health System), 5.00%, 12/1/31	750	914,647

Butler County, OH, (UC Health):

4.00%, 11/15/37	920	1,038,459

5.00%, 11/15/28	590	724,591

Franklin County, OH, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	911,858

Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,369,752

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,411,160

Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,382,107

Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,231,230

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	$2,000	$2,259,740

Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	593,050

Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	481,427

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):

5.00%, 1/15/27	1,500	1,583,835

5.00%, 1/15/29	450	475,448

Ohio, (Cleveland Clinic Health System):

4.00%, 1/1/43	2,190	2,495,921

5.00%, 1/1/28(2)	1,500	1,861,755

Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	1,045,510

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	237,736

		$32,511,356

Housing — 0.3%

Ohio Housing Finance Agency, 3.00%, 9/1/39	$525	$551,922

		$551,922

Industrial Development Revenue — 1.8%

Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,635,542

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,945,157

		$3,580,699

Insured – Electric Utilities — 7.8%

Cleveland, OH, Public Power System Revenue:

(AGM), 4.00%, 11/15/36	$1,000	$1,172,920

(AGM), 5.00%, 11/15/24	1,265	1,442,821

(NPFG), 0.00%, 11/15/27	2,540	2,338,426

Ohio Municipal Electric Generation Agency:

(NPFG), 0.00%, 2/15/26	3,000	2,856,840

(NPFG), 0.00%, 2/15/27	2,500	2,330,425

(NPFG), 0.00%, 2/15/28	4,750	4,319,697

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	839,192

		$15,300,321

Insured – Escrowed / Prerefunded — 0.9%

Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,183,841

36	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)

Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$268,812

Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	246,373

		$1,699,026

Insured – General Obligations — 13.5%

Cleveland, OH, (AMBAC), 5.50%, 10/1/23	$2,105	$2,324,257

Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,780,710

Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,639,629

Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,628,466

Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	6,509,400

Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	95,585

Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,604,987

		$26,583,034

Insured – Hospital — 1.0%

Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,869,038

		$1,869,038

Insured – Transportation — 4.7%

Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,206,060

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,361,000

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,700,520

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	940	1,037,986

		$9,305,566

Insured – Water and Sewer — 2.2%

Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,370,478

		$4,370,478

Other Revenue — 3.0%

Cuyahoga County, OH, (Cleveland Orchestra):

5.00%, 1/1/33	$400	$489,900

5.00%, 1/1/34	300	366,327

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Cuyahoga County, OH, (Cleveland Orchestra): (continued)

5.00%, 1/1/35	$500	$608,950

5.00%, 1/1/41	725	869,848

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,980	1,983,009

Summit County Port Authority, OH, 5.00%, 12/1/31	1,410	1,486,140

		$5,804,174

Senior Living / Life Care — 1.2%

Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$746,031

Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	636,619

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	972,631

		$2,355,281

Special Tax Revenue — 5.1%

Akron, OH, Income Tax Revenue:

4.00%, 12/1/36	$655	$739,318

4.00%, 12/1/37	520	585,832

American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	100	122,692

Cleveland, OH, Income Tax Revenue:

4.00%, 10/1/31	470	570,082

4.00%, 10/1/32	520	626,709

Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,318,680

Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,132,600

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	617,248

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,217,700

Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	532,318

Green, OH, Income Tax Revenue, (Community Learning Centers):

5.00%, 12/1/26	570	601,327

5.00%, 12/1/28	940	991,663

		$10,056,169

Transportation — 1.4%

Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$756,056

Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,907,805

		$2,663,861

37	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.1%

Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,094,556

Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,791,750

Hamilton County, OH, Sewer System Revenue, 5.00%, 12/1/35	1,000	1,305,720

Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,425,022

Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,368,420

		$7,985,468

Total Tax-Exempt Municipal Obligations — 99.9% (identified cost $178,546,987)		$196,242,611

Other Assets, Less Liabilities — 0.1%		$275,918

Net Assets — 100.0%		$196,518,529

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 30.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 16.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $2,067,849 or 1.1% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. Long Treasury Bond	(30)	Short	12/21/21	$(4,776,563)	$130,490

					$130,490

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

XLCA	–	XL Capital Assurance, Inc.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Assets and Liabilities

	September 30, 2021
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —

Identified cost	$697,896,091	$191,649,276	$441,205,515	$178,546,987

Unrealized appreciation	22,642,709	14,016,198	17,977,536	17,695,624

Investments, at value	$720,538,800	$205,665,474	$459,183,051	$196,242,611

Cash	$22,573,827	$293,088	$2,275,261	$11,554,910

Deposits for derivatives collateral — financial futures contracts	—	—	395,550	105,047

Interest receivable	5,637,263	1,855,982	4,548,363	2,310,050

Receivable for investments sold	25,249,288	1,100,000	575,000	—

Receivable for Fund shares sold	1,255,182	157,752	287,481	416,228

Total assets	$775,254,360	$209,072,296	$467,264,706	$210,628,846

Liabilities

Payable for floating rate notes issued	$—	$3,698,877	$—	$9,214,493

Payable for when-issued securities	24,565,024	—	2,389,461	4,366,035

Payable for variation margin on open financial futures contracts	—	—	14,124	3,707

Payable for Fund shares redeemed	1,164,450	480,722	337,343	280,825

Distributions payable	94,053	55,159	87,701	44,541

Payable to affiliates:

Investment adviser fee	215,008	58,328	135,170	57,248

Distribution and service fees	55,629	22,720	59,475	27,130

Interest expense and fees payable	—	1,752	—	16,316

Accrued expenses	247,538	107,904	185,920	100,022

Total liabilities	$26,341,702	$4,425,462	$3,209,194	$14,110,317

Net Assets	$748,912,658	$204,646,834	$464,055,512	$196,518,529

Sources of Net Assets

Paid-in capital	$724,032,725	$190,966,590	$442,562,558	$188,090,265

Distributable earnings	24,879,933	13,680,244	21,492,954	8,428,264

Net Assets	$748,912,658	$204,646,834	$464,055,512	$196,518,529

Class A Shares

Net Assets	$145,636,389	$96,498,953	$250,441,205	$111,628,610

Shares Outstanding	13,256,188	10,763,475	24,087,229	12,051,218

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.99	$8.97	$10.40	$9.26

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.54	$9.42	$10.92	$9.72

Class C Shares

Net Assets	$30,822,827	$8,464,088	$22,375,267	$11,077,593

Shares Outstanding	3,035,466	944,286	2,151,091	1,196,574

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.15	$8.96	$10.40	$9.26

Class I Shares

Net Assets	$572,453,442	$99,683,793	$191,239,040	$73,812,326

Shares Outstanding	52,073,415	11,116,554	18,397,398	7,964,238

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.99	$8.97	$10.39	$9.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Operations

	Year Ended September 30, 2021
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$13,139,401	$5,293,351	$10,112,178	$6,263,080

Total investment income	$13,139,401	$5,293,351	$10,112,178	$6,263,080

Expenses

Investment adviser fee	$2,399,739	$720,845	$1,613,202	$671,194

Distribution and service fees

Class A	372,894	200,433	503,957	221,118

Class C	304,807	82,773	251,132	99,691

Trustees’ fees and expenses	33,687	10,675	22,754	9,632

Custodian fee	176,652	53,527	115,620	49,274

Transfer and dividend disbursing agent fees	170,829	56,463	138,536	63,460

Legal and accounting services	78,157	60,712	82,272	53,713

Printing and postage	29,551	12,828	26,148	15,486

Registration fees	1,270	12,000	5,798	8,174

Interest expense and fees	—	15,474	—	61,827

Miscellaneous	119,472	30,896	58,854	37,657

Total expenses	$3,687,058	$1,256,626	$2,818,273	$1,291,226

Net investment income	$9,452,343	$4,036,725	$7,293,905	$4,971,854

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,752,572	$78,999	$3,671,401	$193,746

Financial futures contracts	—	—	43,919	279,627

Net realized gain	$2,752,572	$78,999	$3,715,320	$473,373

Change in unrealized appreciation (depreciation) —

Investments	$884,910	$(1,609,682)	$3,367,065	$(1,996,791)

Financial futures contracts	—	—	491,514	132,422

Net change in unrealized appreciation (depreciation)	$884,910	$(1,609,682)	$3,858,579	$(1,864,369)

Net realized and unrealized gain (loss)	$3,637,482	$(1,530,683)	$7,573,899	$(1,390,996)

Net increase in net assets from operations	$13,089,825	$2,506,042	$14,867,804	$3,580,858

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Changes in Net Assets

	Year Ended September 30, 2021
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$9,452,343	$4,036,725	$7,293,905	$4,971,854

Net realized gain (loss)	2,752,572	78,999	3,715,320	473,373

Net change in unrealized appreciation (depreciation)	884,910	(1,609,682)	3,858,579	(1,864,369)

Net increase in net assets from operations	$13,089,825	$2,506,042	$14,867,804	$3,580,858

Distributions to shareholders —

Class A	$(2,231,599)	$(1,894,087)	$(9,739,841)	$(2,850,002)

Class C	(228,505)	(102,588)	(885,587)	(191,452)

Class I	(8,633,538)	(2,144,549)	(7,211,868)	(1,879,740)

Total distributions to shareholders	$(11,093,642)	$(4,141,224)	$(17,837,296)	$(4,921,194)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$24,877,116	$8,700,440	$25,052,034	$16,208,027

Class C	7,934,916	1,564,201	2,703,731	3,542,463

Class I	269,692,428	34,517,897	55,225,016	27,919,924

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,926,260	1,615,374	8,657,427	2,496,131

Class C	216,816	90,334	780,076	180,511

Class I	7,661,751	1,719,339	5,886,137	1,676,394

Cost of shares redeemed

Class A	(30,694,996)	(15,054,878)	(26,222,369)	(13,643,627)

Class C	(5,229,425)	(1,041,678)	(8,761,749)	(1,959,562)

Class I	(116,197,071)	(32,519,986)	(34,174,275)	(18,549,876)

Net asset value of shares converted

Class A	1,206,230	1,891,421	3,587,593	1,419,244

Class C	(1,206,230)	(1,891,421)	(3,587,593)	(1,419,244)

Net increase (decrease) in net assets from Fund share transactions	$160,187,795	$(408,957)	$29,146,028	$17,870,385

Net increase (decrease) in net assets	$162,183,978	$(2,044,139)	$26,176,536	$16,530,049

Net Assets

At beginning of year	$586,728,680	$206,690,973	$437,878,976	$179,988,480

At end of year	$748,912,658	$204,646,834	$464,055,512	$196,518,529

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$8,431,209	$4,260,092	$8,759,776	$4,910,811

Net realized gain (loss)	1,985,246	460,741	10,832,917	(389,339)

Net change in unrealized appreciation (depreciation)	5,412,163	1,058,785	(7,165,169)	2,276,259

Net increase in net assets from operations	$15,828,618	$5,779,618	$12,427,524	$6,797,731

Distributions to shareholders —

Class A	$(2,986,808)	$(2,418,548)	$(5,208,432)	$(2,952,797)

Class C	(452,264)	(205,672)	(537,160)	(255,331)

Class I	(6,608,798)	(2,051,634)	(3,536,895)	(1,719,234)

Total distributions to shareholders	$(10,047,870)	$(4,675,854)	$(9,282,487)	$(4,927,362)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$46,991,993	$11,415,559	$29,498,404	$12,868,702

Class C	10,573,188	1,670,862	4,316,098	1,925,733

Class I	298,243,909	47,876,460	54,119,433	20,950,152

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,519,326	2,005,437	4,608,951	2,570,097

Class C	403,471	177,513	421,303	219,886

Class I	5,947,402	1,729,462	2,837,054	1,542,280

Cost of shares redeemed

Class A	(30,589,685)	(9,169,777)	(32,322,098)	(14,807,589)

Class C	(8,987,297)	(2,621,884)	(12,588,531)	(3,198,897)

Class I	(93,266,108)	(17,130,824)	(29,309,105)	(9,767,980)

Net asset value of shares converted

Class A	672,084	1,954,783	1,758,196	1,512,505

Class C	(672,084)	(1,954,783)	(1,758,196)	(1,512,505)

Net increase in net assets from Fund share transactions	$231,836,199	$35,952,808	$21,581,509	$12,302,384

Net increase in net assets	$237,616,947	$37,056,572	$24,726,546	$14,172,753

Net Assets

At beginning of year	$349,111,733	$169,634,401	$413,152,430	$165,815,727

At end of year	$586,728,680	$206,690,973	$437,878,976	$179,988,480

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights

	California Opportunities Fund — Class A

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.930	$10.800	$10.210	$10.410	$10.740

Income (Loss) From Operations

Net investment income(1)	$0.136	$0.203	$0.258	$0.263	$0.262

Net realized and unrealized gain (loss)	0.089	0.177	0.590	(0.200)	(0.332)

Total income (loss) from operations	$0.225	$0.380	$0.848	$0.063	$(0.070)

Less Distributions

From net investment income	$(0.136)	$(0.214)	$(0.258)	$(0.263)	$(0.260)

From net realized gain	(0.029)	(0.036)	—	—	—

Total distributions	$(0.165)	$(0.250)	$(0.258)	$(0.263)	$(0.260)

Net asset value — End of year	$10.990	$10.930	$10.800	$10.210	$10.410

Total Return(2)	2.06%	3.58%	8.52%	0.52%	(0.60)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$145,636	$147,662	$126,381	$107,204	$124,821

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69%	0.71%	0.76%	0.77%	0.77%

Interest and fee expense(3)	—	0.01%	0.04%	0.07%	0.05%

Total expenses	0.69%	0.72%	0.80%	0.84%	0.82%

Net investment income	1.23%	1.88%	2.47%	2.56%	2.53%

Portfolio Turnover	104%	184%	235%	293%	146%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	California Opportunities Fund — Class C

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.110	$9.990	$9.440	$9.620	$9.930

Income (Loss) From Operations

Net investment income(1)	$0.049	$0.113	$0.166	$0.172	$0.170

Net realized and unrealized gain (loss)	0.069	0.166	0.550	(0.180)	(0.311)

Total income (loss) from operations	$0.118	$0.279	$0.716	$(0.008)	$(0.141)

Less Distributions

From net investment income	$(0.049)	$(0.123)	$(0.166)	$(0.172)	$(0.169)

From net realized gain	(0.029)	(0.036)	—	—	—

Total distributions	$(0.078)	$(0.159)	$(0.166)	$(0.172)	$(0.169)

Net asset value — End of year	$10.150	$10.110	$9.990	$9.440	$9.620

Total Return(2)	1.16%	2.83%	7.66%	(0.08)%	(1.40)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$30,823	$28,977	$27,616	$24,437	$30,020

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44%	1.46%	1.51%	1.52%	1.52%

Interest and fee expense(3)	—	0.01%	0.04%	0.07%	0.05%

Total expenses	1.44%	1.47%	1.55%	1.59%	1.57%

Net investment income	0.48%	1.13%	1.72%	1.80%	1.78%

Portfolio Turnover	104%	184%	235%	293%	146%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	California Opportunities Fund — Class I

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.940	$10.810	$10.210	$10.420	$10.750

Income (Loss) From Operations

Net investment income(1)	$0.162	$0.225	$0.282	$0.289	$0.287

Net realized and unrealized gain (loss)	0.080	0.181	0.602	(0.210)	(0.331)

Total income (loss) from operations	$0.242	$0.406	$0.884	$0.079	$(0.044)

Less Distributions

From net investment income	$(0.163)	$(0.240)	$(0.284)	$(0.289)	$(0.286)

From net realized gain	(0.029)	(0.036)	—	—	—

Total distributions	$(0.192)	$(0.276)	$(0.284)	$(0.289)	$(0.286)

Net asset value — End of year	$10.990	$10.940	$10.810	$10.210	$10.420

Total Return(2)	2.22%	3.82%	8.79%	0.77%	(0.35)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$572,453	$410,090	$195,115	$116,940	$118,737

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.44%	0.46%	0.51%	0.51%	0.52%

Interest and fee expense(3)	—	0.01%	0.04%	0.07%	0.05%

Total expenses	0.44%	0.47%	0.55%	0.58%	0.57%

Net investment income	1.47%	2.08%	2.68%	2.80%	2.77%

Portfolio Turnover	104%	184%	235%	293%	146%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	Massachusetts Fund — Class A

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.030	$8.980	$8.600	$8.890	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.166	$0.206	$0.252	$0.265	$0.285

Net realized and unrealized gain (loss)	(0.055)	0.071	0.382	(0.280)	(0.292)

Total income (loss) from operations	$0.111	$0.277	$0.634	$(0.015)	$(0.007)

Less Distributions

From net investment income	$(0.171)	$(0.227)	$(0.254)	$(0.275)	$(0.283)

Total distributions	$(0.171)	$(0.227)	$(0.254)	$(0.275)	$(0.283)

Net asset value — End of year	$8.970	$9.030	$8.980	$8.600	$8.890

Total Return(2)	1.23%	3.13%	7.48%	(0.17)%	(0.02)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$96,499	$100,099	$93,288	$88,205	$99,934

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65%	0.68%	0.71%	0.72%	0.70%

Interest and fee expense(3)	0.01%	0.03%	0.05%	0.05%	0.06%

Total expenses	0.66%	0.71%	0.76%	0.77%	0.76%

Net investment income	1.83%	2.30%	2.87%	3.03%	3.21%

Portfolio Turnover	26%	15%	49%	41%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	Massachusetts Fund — Class C

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.040	$8.990	$8.610	$8.890	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.098	$0.140	$0.186	$0.200	$0.219

Net realized and unrealized gain (loss)	(0.072)	0.073	0.382	(0.270)	(0.302)

Total income (loss) from operations	$0.026	$0.213	$0.568	$(0.070)	$(0.083)

Less Distributions

From net investment income	$(0.106)	$(0.163)	$(0.188)	$(0.210)	$(0.217)

Total distributions	$(0.106)	$(0.163)	$(0.188)	$(0.210)	$(0.217)

Net asset value — End of year	$8.960	$9.040	$8.990	$8.610	$8.890

Total Return(2)	0.39%	2.40%	6.55%	(0.80)%	(0.87)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$8,464	$9,811	$12,518	$14,848	$19,219

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40%	1.43%	1.46%	1.47%	1.46%

Interest and fee expense(3)	0.01%	0.03%	0.05%	0.05%	0.06%

Total expenses	1.41%	1.46%	1.51%	1.52%	1.52%

Net investment income	1.08%	1.56%	2.12%	2.29%	2.47%

Portfolio Turnover	26%	15%	49%	41%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	Massachusetts Fund — Class I

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.030	$8.980	$8.600	$8.880	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.184	$0.222	$0.268	$0.283	$0.302

Net realized and unrealized gain (loss)	(0.056)	0.071	0.384	(0.270)	(0.301)

Total income from operations	$0.128	$0.293	$0.652	$0.013	$0.001

Less Distributions

From net investment income	$(0.188)	$(0.243)	$(0.272)	$(0.293)	$(0.301)

Total distributions	$(0.188)	$(0.243)	$(0.272)	$(0.293)	$(0.301)

Net asset value — End of year	$8.970	$9.030	$8.980	$8.600	$8.880

Total Return(2)	1.42%	3.31%	7.69%	0.15%	0.07%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$99,684	$96,780	$63,829	$40,691	$45,551

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45%	0.48%	0.51%	0.52%	0.50%

Interest and fee expense(3)	0.01%	0.03%	0.05%	0.05%	0.06%

Total expenses	0.46%	0.51%	0.56%	0.57%	0.56%

Net investment income	2.03%	2.48%	3.05%	3.23%	3.41%

Portfolio Turnover	26%	15%	49%	41%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	New York Fund — Class A

	Year Ended September 30,
	2021	2020	2019		2018		2017

Net asset value — Beginning of year	$10.470	$10.380	$9.800		$10.110		$10.390

Income (Loss) From Operations

Net investment income(1)	$0.162	$0.216	$0.265		$0.285		$0.304

Net realized and unrealized gain (loss)	0.179	0.103	0.580		(0.311)		(0.276)

Total income (loss) from operations	$0.341	$0.319	$0.845		$(0.026)		$0.028

Less Distributions

From net investment income	$(0.162)	$(0.229)	$(0.265)		$(0.284)		$(0.308)

From net realized gain	(0.249)	—	—		—		—

Total distributions	$(0.411)	$(0.229)	$(0.265)		$(0.284)		$(0.308)

Net asset value — End of year	$10.400	$10.470	$10.380		$9.800		$10.110

Total Return(2)	3.30%	3.11%	8.74%		(0.26)%		0.33%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$250,441	$240,960	$235,528		$218,892		$247,160

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65%	0.67%	0.69%		0.70%		0.70%

Interest and fee expense	—	—	0.04	%(3)	0.09	%(3)	0.07	%(3)

Total expenses	0.65%	0.67%	0.73%		0.79%		0.77%

Net investment income	1.55%	2.07%	2.63%		2.86%		3.02%

Portfolio Turnover	63%	125%	114%		75%		56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	New York Fund — Class C

	Year Ended September 30,
	2021	2020	2019		2018		2017

Net asset value — Beginning of year	$10.470	$10.390	$9.800		$10.120		$10.390

Income (Loss) From Operations

Net investment income(1)	$0.085	$0.139	$0.192		$0.211		$0.229

Net realized and unrealized gain (loss)	0.177	0.093	0.588		(0.321)		(0.266)

Total income (loss) from operations	$0.262	$0.232	$0.780		$(0.110)		$(0.037)

Less Distributions

From net investment income	$(0.083)	$(0.152)	$(0.190)		$(0.210)		$(0.233)

From net realized gain	(0.249)	—	—		—		—

Total distributions	$(0.332)	$(0.152)	$(0.190)		$(0.210)		$(0.233)

Net asset value — End of year	$10.400	$10.470	$10.390		$9.800		$10.120

Total Return(2)	2.53%	2.25%	8.03%		(1.10)%		(0.32)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$22,375	$31,347	$40,711		$55,817		$66,727

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40%	1.42%	1.44%		1.45%		1.45%

Interest and fee expense	—	—	0.04	%(3)	0.09	%(3)	0.07	%(3)

Total expenses	1.40%	1.42%	1.48%		1.54%		1.52%

Net investment income	0.81%	1.33%	1.91%		2.11%		2.27%

Portfolio Turnover	63%	125%	114%		75%		56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	New York Fund — Class I

	Year Ended September 30,
	2021	2020	2019		2018		2017

Net asset value — Beginning of year	$10.470	$10.380	$9.800		$10.110		$10.390

Income (Loss) From Operations

Net investment income(1)	$0.183	$0.236	$0.285		$0.305		$0.322

Net realized and unrealized gain (loss)	0.169	0.103	0.580		(0.311)		(0.274)

Total income (loss) from operations	$0.352	$0.339	$0.865		$(0.006)		$0.048

Less Distributions

From net investment income	$(0.183)	$(0.249)	$(0.285)		$(0.304)		$(0.328)

From net realized gain	(0.249)	—	—		—		—

Total distributions	$(0.432)	$(0.249)	$(0.285)		$(0.304)		$(0.328)

Net asset value — End of year	$10.390	$10.470	$10.380		$9.800		$10.110

Total Return(2)	3.41%	3.30%	8.96%		(0.06)%		0.53%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$191,239	$165,573	$136,913		$123,119		$126,524

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45%	0.47%	0.49%		0.50%		0.50%

Interest and fee expense	—	—	0.04	%(3)	0.09	%(3)	0.07	%(3)

Total expenses	0.45%	0.47%	0.53%		0.59%		0.57%

Net investment income	1.74%	2.27%	2.83%		3.06%		3.20%

Portfolio Turnover	63%	125%	114%		75%		56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	Ohio Fund — Class A

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.320	$9.210	$8.700	$9.020	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.244	$0.262	$0.276	$0.283	$0.313

Net realized and unrealized gain (loss)	(0.063)	0.111	0.506	(0.324)	(0.283)

Total income (loss) from operations	$0.181	$0.373	$0.782	$(0.041)	$0.030

Less Distributions

From net investment income	$(0.241)	$(0.263)	$(0.272)	$(0.279)	$(0.310)

Total distributions	$(0.241)	$(0.263)	$(0.272)	$(0.279)	$(0.310)

Net asset value — End of year	$9.260	$9.320	$9.210	$8.700	$9.020

Total Return(2)	1.95%	4.11%	9.12%	(0.45)%	0.39%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$111,629	$105,917	$102,651	$97,736	$114,303

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.68%	0.69%	0.71%	0.71%	0.72%

Interest and fee expense(3)	0.03%	0.07%	0.13%	0.14%	0.11%

Total expenses	0.71%	0.76%	0.84%	0.85%	0.83%

Net investment income	2.60%	2.84%	3.08%	3.20%	3.48%

Portfolio Turnover	3%	11%	11%	13%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	Ohio Fund — Class C

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.320	$9.200	$8.700	$9.010	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.173	$0.193	$0.209	$0.217	$0.245

Net realized and unrealized gain (loss)	(0.062)	0.121	0.496	(0.314)	(0.293)

Total income (loss) from operations	$0.111	$0.314	$0.705	$(0.097)	$(0.048)

Less Distributions

From net investment income	$(0.171)	$(0.194)	$(0.205)	$(0.213)	$(0.242)

Total distributions	$(0.171)	$(0.194)	$(0.205)	$(0.213)	$(0.242)

Net asset value — End of year	$9.260	$9.320	$9.200	$8.700	$9.010

Total Return(2)	1.19%	3.45%	8.19%	(1.09)%	(0.47)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,078	$10,805	$13,233	$19,191	$22,210

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.43%	1.44%	1.47%	1.46%	1.47%

Interest and fee expense(3)	0.03%	0.07%	0.13%	0.14%	0.11%

Total expenses	1.46%	1.51%	1.60%	1.60%	1.58%

Net investment income	1.85%	2.09%	2.35%	2.45%	2.73%

Portfolio Turnover	3%	11%	11%	13%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Financial Highlights — continued

	Ohio Fund — Class I

	Year Ended September 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.330	$9.210	$8.710	$9.020	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.262	$0.281	$0.293	$0.300	$0.331

Net realized and unrealized gain (loss)	(0.062)	0.121	0.498	(0.313)	(0.293)

Total income (loss) from operations	$0.200	$0.402	$0.791	$(0.013)	$0.038

Less Distributions

From net investment income	$(0.260)	$(0.282)	$(0.291)	$(0.297)	$(0.328)

Total distributions	$(0.260)	$(0.282)	$(0.291)	$(0.297)	$(0.328)

Net asset value — End of year	$9.270	$9.330	$9.210	$8.710	$9.020

Total Return(2)	2.16%	4.43%	9.21%	(0.14)%	0.48%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$73,812	$63,267	$49,932	$35,722	$32,065

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.48%	0.49%	0.51%	0.51%	0.52%

Interest and fee expense(3)	0.03%	0.07%	0.13%	0.14%	0.11%

Total expenses	0.51%	0.56%	0.64%	0.65%	0.63%

Net investment income	2.80%	3.04%	3.26%	3.39%	3.68%

Portfolio Turnover	3%	11%	11%	13%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

55

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Massachusetts Fund	Ohio Fund

Floating Rate Notes Outstanding	$3,698,877	$9,214,493

Interest Rate or Range of Interest Rates (%)	0.08	0.08-0.14

Collateral for Floating Rate Notes Outstanding	$7,570,891	$15,720,331

For the year ended September 30, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Massachusetts Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$3,640,000	$9,120,000

Average Interest Rate	0.43%	0.68%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

56

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2021 and September 30, 2020 was as follows:

	Year Ended September 30, 2021
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Tax-exempt income	$8,476,460	$3,792,735	$7,121,562	$4,921,194

Ordinary income	$2,503,596	$348,489	$7,669,584	$—

Long-term capital gains	$113,586	$—	$3,046,150	$—

	Year Ended September 30, 2020
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Tax-exempt income	$8,159,485	$4,510,328	$9,206,596	$4,856,532

Ordinary income	$1,787,744	$165,526	$75,891	$70,830

Long-term capital gains	$100,641	$—	$—	$—

57

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

During the year ended September 30, 2021, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income and a Fund’s use of equalization accounting. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:

Paid-in capital	$231,592	$—	$331,061	$(8,859)

Distributable earnings	$(231,592)	$—	$(331,061)	$8,859

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed ordinary income	$2,365,698	$—	$2,330,242	$—

Undistributed tax-exempt income	92,436	55,161	48,886	—

Undistributed long-term capital gains	158,916	—	1,293,388	—

Deferred capital losses	—	(454,455)	—	(9,690,081)

Net unrealized appreciation	22,356,936	14,134,697	17,908,139	18,162,886

Distributions payable	(94,053)	(55,159)	(87,701)	(44,541)

Distributable earnings	$24,879,933	$13,680,244	$21,492,954	$8,428,264

At September 30, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Deferred capital losses:

Short-term	$—	$406,771	$—	$5,134,154

Long-term	$—	$47,684	$—	$4,555,927

58

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$698,181,864	$187,831,900	$441,274,912	$168,865,232

Gross unrealized appreciation	$24,727,227	$14,416,248	$20,841,643	$18,437,783

Gross unrealized depreciation	(2,370,291)	(281,551)	(2,933,504)	(274,897)

Net unrealized appreciation	$22,356,936	$14,134,697	$17,908,139	$18,162,886

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to each Fund’s New Agreement (and each Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275%	2.75%

$1 billion but less than $1.5 billion	0.250%	2.50%

$1.5 billion but less than $2 billion	0.225%	2.25%

$2 billion but less than $3 billion	0.200%	2.00%

$3 billion and over	0.175%	1.75%

Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.100%	1.00%

$20 million but less than $40 million	0.200%	2.00%

$40 million but less than $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275%	2.75%

$1 billion but less than $1.5 billion	0.250%	2.50%

$1.5 billion but less than $2 billion	0.225%	2.25%

$2 billion but less than $3 billion	0.200%	2.00%

$3 billion and over	0.175%	1.75%

59

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

For the year ended September 30, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$2,399,739	$720,845	$1,613,202	$671,194

Effective Annual Rate	0.35%	0.34%	0.35%	0.36%

Eaton Vance Management (EVM), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares from March 1, 2021 through September 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2021 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$3,008	$2,848	$8,364	$2,976

EVD’s Class A Sales Charges	$11,649	$6,202	$25,356	$31,953

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$12,674	$—	$3,243	$8,012

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2021 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$372,894	$200,433	$503,957	$221,118

60

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2021, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$228,605	$65,347	$198,262	$78,704

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2021 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Service Fees	$76,202	$17,426	$52,870	$20,987

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$200	$10,000	$—	$—

Class C	$4,000	$200	$3,000	$900

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2021 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$794,772,961	$70,740,428	$324,212,180	$22,573,979

Sales	$655,847,351	$51,053,399	$269,389,998	$5,892,165

61

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Year Ended September 30, 2021
	Class A	Class C	Class I

Sales	2,251,866	779,123	24,419,903

Issued to shareholders electing to receive payments of distributions in Fund shares	174,575	21,249	693,870

Redemptions	(2,783,870)	(513,465)	(10,522,198)

Converted from Class C shares	109,066	—	—

Converted to Class A shares	—	(118,001)	—

Net increase (decrease)	(248,363)	168,906	14,591,575

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	4,353,170	1,054,708	27,619,182

Issued to shareholders electing to receive payments of distributions in Fund shares	233,475	40,483	550,014

Redemptions	(2,847,678)	(926,093)	(8,744,787)

Converted from Class C shares	62,761	—	—

Converted to Class A shares	—	(67,889)	—

Net increase	1,801,728	101,209	19,424,409

Massachusetts Fund
	Year Ended September 30, 2021
	Class A	Class C	Class I

Sales	960,047	172,487	3,809,029

Issued to shareholders electing to receive payments of distributions in Fund shares	178,660	9,995	190,117

Redemptions	(1,663,609)	(115,219)	(3,594,871)

Converted from Class C shares	208,888	—	—

Converted to Class A shares	—	(208,883)	—

Net increase (decrease)	(316,014)	(141,620)	404,275

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	1,272,606	185,726	5,336,738

Issued to shareholders electing to receive payments of distributions in Fund shares	223,214	19,756	192,513

Redemptions	(1,020,919)	(293,865)	(1,925,528)

Converted from Class C shares	218,881	—	—

Converted to Class A shares	—	(218,863)	—

Net increase (decrease)	693,782	(307,246)	3,603,723

62

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

New York Fund
	Year Ended September 30, 2021
	Class A	Class C	Class I

Sales	2,399,151	258,056	5,275,505

Issued to shareholders electing to receive payments of distributions in Fund shares	830,571	74,931	564,609

Redemptions	(2,501,732)	(835,882)	(3,264,193)

Converted from Class C shares	339,568	—	—

Converted to Class A shares	—	(339,492)	—

Net increase (decrease)	1,067,558	(842,387)	2,575,921

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	2,826,972	413,817	5,202,310

Issued to shareholders electing to receive payments of distributions in Fund shares	442,448	40,441	272,329

Redemptions	(3,100,933)	(1,210,405)	(2,841,917)

Converted from Class C shares	169,249	—	—

Converted to Class A shares	—	(169,222)	—

Net increase (decrease)	337,736	(925,369)	2,632,722

Ohio Fund
	Year Ended September 30, 2021
	Class A	Class C	Class I

Sales	1,730,747	378,636	2,982,434

Issued to shareholders electing to receive payments of distributions in Fund shares	267,232	19,338	179,378

Redemptions	(1,460,454)	(209,734)	(1,980,575)

Converted from Class C shares	151,282	—	—

Converted to Class A shares	—	(151,431)	—

Net increase	688,807	36,809	1,181,237

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	1,386,374	207,595	2,266,721

Issued to shareholders electing to receive payments of distributions in Fund shares	278,037	23,808	166,691

Redemptions	(1,614,683)	(345,970)	(1,070,260)

Converted from Class C shares	163,567	—	—

Converted to Class A shares	—	(163,645)	—

Net increase (decrease)	213,295	(278,212)	1,363,152

63

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2021. Effective October 26, 2021, the Funds renewed their line of credit agreement, which expires October 25, 2022, at substantially the same terms.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2021 is included in the Portfolio of Investments. At September 30, 2021, the Ohio and New York Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2021, the New York and Ohio Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2021 were as follows:

	New York Fund		Ohio Fund

Asset Derivative:

Futures Contracts	$491,514	(1)	$130,490	(1)

Total	$491,514		$130,490

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2021 was as follows:

	New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$43,919	(1)	$279,627	(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$491,514	(2)	$132,422	(2)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

64

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

The average notional cost of futures contracts outstanding during the year ended September 30, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

	New York Fund	Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$12,562,000	$4,972,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$2,731,934	$—	$2,731,934

Tax-Exempt Mortgage-Backed Securities	—	3,025,522	—	3,025,522

Tax-Exempt Municipal Obligations	—	631,340,002	—	631,340,002

Taxable Municipal Obligations	—	83,441,342	—	83,441,342

Total Investments	$—	$720,538,800	$—	$720,538,800

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$179,943,926	$—	$179,943,926

Taxable Municipal Obligations	—	25,721,548	—	25,721,548

Total Investments	$—	$205,665,474	$—	$205,665,474

65

Eaton Vance

Municipal Income Funds

September 30, 2021

Notes to Financial Statements — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds	$—	$2,166,740	$—	$2,166,740

Tax-Exempt Municipal Obligations	—	435,050,427	—	435,050,427

Taxable Municipal Obligations	—	21,570,687	—	21,570,687

Miscellaneous	—	—	395,197	395,197

Total Investments	$—	$458,787,854	$395,197	$459,183,051

Futures Contracts	$491,514	$—	$—	$491,514

Total	$491,514	$458,787,854	$395,197	$459,674,565

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$196,242,611	$—	$196,242,611

Total Investments	$—	$196,242,611	$—	$196,242,611

Futures Contracts	$130,490	$—	$—	$130,490

Total	$130,490	$196,242,611	$—	$196,373,101

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2021 is not presented.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

66

Eaton Vance

Municipal Income Funds

September 30, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte Touche LLP

Boston, Massachusetts

November 19, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Municipal Income Funds

September 30, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2021, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Opportunities Fund	77.20%

Massachusetts Municipal Income Fund	91.58%

New York Municipal Income Fund	48.15%

Ohio Municipal Income Fund	100.00%

Capital Gains Dividends.  The Funds hereby designate as a capital gain dividend with respect to the taxable year ended September 30, 2021, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

California Municipal Opportunities Fund	$176,405

New York Municipal Income Fund	$1,661,120

68

Eaton Vance

Municipal Income Funds

September 30, 2021

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of each Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

69

Eaton Vance

Municipal Income Funds

September 30, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

70

Eaton Vance

Municipal Income Funds

September 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial

Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

71

Eaton Vance

Municipal Income Funds

September 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

72

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

73

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438    9.30.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior

Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2020 and September 30, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/20	9/30/21
Audit Fees	$53,575	$54,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,071	$10,896
All Other Fees(3)	$0	$0

Total	$64,646	$64,946

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/20	9/30/21
Audit Fees	$48,850	$48,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,712	$8,712
All Other Fees(3)	$0	$0

Total	$57,562	$57,562

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/20	9/30/21
Audit Fees	$93,200	$92,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,467	$18,817
All Other Fees(3)	$0	$0

Total	$111,667	$111,067

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/20	9/30/21
Audit Fees	$57,200	$56,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,801	$12,101
All Other Fees(3)	$0	$0

Total	$68,001	$68,451

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/20	9/30/21
Audit Fees	$41,850	$41,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,357	$7,507
All Other Fees(3)	$0	$0

Total	$50,207	$49,357

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/20	8/31/20	9/30/20	7/31/21	8/31/21	9/30/21
Audit Fees	$278,575	$260,300	$294,675	$253,000	$259,550	$293,350
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$41,903	$54,303	$57,408	$43,653	$53,663	$58,033
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$320,478	$314,603	$352,083	$296,653	$313,203	$351,383

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/20	8/31/20	9/30/20	7/31/21	8/31/21	9/30/21
Registrant(1)	$41,903	$54,303	$57,408	$43,653	$53,653	$58,033
Eaton Vance(2)	$51,800	$51,800	$51,800	$150,300	$150,300	$51,800

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: November 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: November 22, 2021